REGISTRATION NO.  2-90305
                                                       REGISTRATION NO. 811-3999

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            [X]
                          Pre-Effective Amendment No.            [ ]
                        Post-Effective Amendment No. 53          [X]
                                     and/or
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        [X]
                                AMENDMENT NO. 53
                        (check appropriate box or boxes)
                                   ---------
                        JOHN HANCOCK INVESTMENT TRUST II
               (Exact name of Registrant as Specified in Charter)

                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                   (address of Principal Executive Officers)
       Registrant's Telephone Number, including Area Code (617) 375-1702
                                   ----------
                                 SUSAN S. NEWTON
                       Senior Vice President and Secretary
                           John Hancock Advisers, LLC
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                    (Name and Address of Agent for Service)
                                   ---------

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[X] on August 1, 2003 pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Sign up for electronic delivery at www.jhancock.com/funds/edelivery

                                         JOHN HANCOCK

Prospectus 8.__.03                        Retirement funds

                                         CLASS R SHARES

                                         Bond Fund

                                         Classic Value Fund

                                         Small Cap Equity Fund

                                         Sovereign Investors Fund

                                         Strategic Income Fund

                                         U.S. Global Leaders Growth Fund


     [LOGO](R)
------------------
JOHN HANCOCK FUNDS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents

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A fund-by-fund summary            Bond Fund                                    4
of goals, strategies, risks,
performance and expenses.         Classic Value Fund                           6

                                  Small Cap Equity Fund                        8

                                  Sovereign Investors Fund                    10

                                  Strategic Income Fund                       12

                                  U.S. Global Leaders Growth Fund             14

Policies and instructions for     Your account
opening, maintaining and
closing an account.               Who can buy Class R shares                  16
                                  Class R shares cost structure               16
                                  Opening an account                          16
                                  Transaction policies                        17
                                  Dividends and account policies              18

Further information on            Fund details
the funds.
                                  Business structure                          19
                                  Management biographies                      20
                                  Financial highlights                        21

                                  For more information                back cover

Overview

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JOHN HANCOCK FUNDS -- CLASS R SHARES

These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM

All John Hancock funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and as of June 30, 2003, managed approximately $26 billion in assets.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

Goal and strategy

[Clip Art] The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] The fund Past performance 's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Bond Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of bonds and other debt securities. These include corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in high yield bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including U.S. dollar-denominated securities of foreign governments and corporations.

The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securi- ties or currencies). Under normal circumstances, the fund may not invest more than 10% of assets in cash or cash equivalents. In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. Since Class R shares have existed for less than a full calendar year, the year-by-year and average annual figures are for Class B shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class R shares have no sales charges and lower expenses than Class B shares. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class B, total returns

2003 return as of 6-30-03:    %
Best quarter: Q2 '95, 6.57%
Worst quarter: Q1 '94, -2.71%

After-tax returns

After-tax returns are shown for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Indexes(1) (reflect no fees or taxes)

Index 1: Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

Index 2: Lehman Brothers Credit Bond Index, an unmanaged index of U.S. corporate bonds and Yankee bonds.

    [The following was represented as a bar chart in the printed material.]

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Class B calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
  1994      1995    1996    1997    1998      1999    2000     2001    2002
 -3.72%    18.72%   3.32%   8.90%   6.75%    -2.04%   9.68%    6.37%   6.61%

--------------------------------------------------------------------------------
Average annual total returns (including sales charges) for periods ending 12-31-02
--------------------------------------------------------------------------------
                                                 1 year     5 year    Life of
                                                                      Class B
Class B before tax (began 11-23-93)               1.61%      5.08%      5.92%
Class B after tax on distributions               -0.34%      2.78%      3.30%
Class B after tax on distributions, with sale     0.94%      2.89%      3.38%
--------------------------------------------------------------------------------
Index 1                                          11.04%      7.62%      7.22%(2)
Index 2                                          10.52%      7.28%      7.44%(2)

(1) In the future, the adviser will compare the fund's performance only to the Lehman Brothers Government/Credit Bond Index since it more closely represents the fund's investment strategy.
(2)   As of December 1, 1993.

MAIN RISKS

[Clip Art] The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high-yield bonds (also known as "junk bonds") have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class R is new, its expenses are based on Class B expenses, adjusted to reflect any changes.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                          0.50%
Distribution and service (12b-1) fees                                   0.50%
Other expenses                                                          0.56%
Total fund operating expenses                                           1.56%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class R                                       $159     $497     $850    $1,856

================================================================================
PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 2002

Howard C. Greene, CFA
Joined fund team in 2002

Benjamin A. Matthews
Joined fund team in 1995

See page 20 for the management biographies.

FUND CODES

Class R     Ticker         --
            CUSIP
            Newspaper      --
            SEC number     811-2402
            JH fund number

Classic Value Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.

In choosing individual securities, the subadviser screens a universe of the 500 largest publicly traded U.S. companies. (As of June 30, 2003, this included companies with market values above approximately $__ billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power. The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

o     cheap on the basis of current price to estimated normal level of earnings

o     current earnings below normal levels

o     a sound plan to restore earnings to normal

o     a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to November 8, 2002, reflect the actual performance of the sole class of Pzena Focused Value Fund, the fund's predecessor. On November 8, 2002, the fund acquired all of the assets of Pzena Focused Value Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The total expenses for the fund's Class A shares are estimated to be slightly higher than the predecessor fund's sole class of shares. Since Class R shares have existed for less than a full calendar year, no annual returns have been provided for Class R shares. Class R shares have no sales charge and higher expenses than Class A shares. All figures assume dividend reinvestment. The performance of Pzena Focused Value Fund reflects stocks selected from the 1,000 largest publicly traded U.S. companies, whereas the fund invests in stocks selected from the 500 largest such companies. Past performance before and after taxes does not indicate future results.

Class A, total returns

2003 return as of 6-30-03:     %
Best quarter: Q2 '99, 30.73%
Worst quarter: Q3 '98, -21.97%

After-tax returns

After-tax returns are shown for Class A shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

    [The following was represented as a bar chart in the printed material.]

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Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
             1997      1998    1999      2000     2001      2002
            24.57%    -5.67%   0.29%    35.88%   13.07%    -6.37%

--------------------------------------------------------------------------------
Average annual total returns (including sales charges) for periods ending 12-31-02
--------------------------------------------------------------------------------
                                                                        Life of
                                                   1 year      5 year   Class A
Class A before tax (began 6-24-96)                -11.06%       5.27%     9.26%
Class A after tax on distributions                -11.71%       4.63%     8.25%
Class A after tax on distributions, with sale      -6.40%       4.10%     7.27%
--------------------------------------------------------------------------------
Standard & Poor' s 500 Index                      -22.10%      -0.59%     5.87%
Russell 1000 Value Index                          -15.52%       1.61%     7.75%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underper-form investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================
YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class R is new, its expenses are based on Class A expenses, adjusted to reflect any changes.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                           0.85%
Distribution and service fees                                            0.50%
Other expenses                                                           1.30%
Total fund operating expenses                                            2.65%
Expense reimbursement (at least until 11-8-04)                           1.05%
Net annual operating expenses                                            1.60%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through November 8, 2004) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class R                                       $163     $692   $1,282    $2,881

================================================================================
SUBADVISER

Pzena Investment Management, LLC

Team responsible for day-to-day investment management

Founded in 1995

Supervised by the adviser

FUND CODES

Class R     Ticker
            CUSIP
            Newspaper      --
            SEC number     811-1677
            JH fund number xxx

Small Cap Equity Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $___ million to $_____ billion as of June 30,
2003). Equity securities include common and preferred stocks and their equivalents.

In managing the portfolio, the managers emphasize a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that possess a combination of strong earning growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies) and may short-sell up to 15% of the fund's assets for non-speculative purposes to manage volatility.

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Since Class R shares have existed for less than a full calendar year, the year-by-year and average annual figures are for Class B shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class R shares have no sales charges and lower expenses than Class B shares. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class B, total returns

2003 return as of 6-30-03:     %
Best quarter: Q4 '99, 47.75%
Worst quarter: Q3 '01, -33.72%

After-tax returns

After-tax returns are shown for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Index (reflects no fees or taxes)

Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.

    [The following was represented as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Class B calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
   1995      1996     1997      1998      1999      2000     2001      2002
  19.11%    12.14%   24.41%    -2.77%    97.03%    -6.95%  10.20%    -44.67%

--------------------------------------------------------------------------------
Average annual total returns (including sales charges) for periods ending 12-31-02
--------------------------------------------------------------------------------
                                                1 year       5 year      Life of
                                                                         Class B
Class B before tax (began 1-3-94)              -47.44%        1.34%        7.62%
Class B after tax on distributions             -47.44%        0.14%        6.06%
Class B after tax on distributions, with sale  -29.13%        0.90%        5.82%
--------------------------------------------------------------------------------
Russell 2000 Index                             -20.48%       -1.36%        6.03%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underper-form investments that focus on medium-or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives, such as short sales, could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class R is new, its expenses are based on Class B expenses, adjusted to reflect any changes.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                           0.70%
Distribution and service (12b-1) fees                                    0.50%
Other expenses                                                           0.58%
Total fund operating expenses                                            1.78%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                     Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class R                                        $181     $560     $964    $2,095

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PORTFOLIO MANAGERS

Henry E. Mehlman, CFA
Joined fund team in 2002

Alan E. Norton, CFA
Joined fund team in 2002

See page 20 for the management biographies.

FUND CODES

Class R     Ticker
            CUSIP
            Newspaper
            SEC number    811-3999
            JH fund number

Sovereign Investors Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue this goal, the fund normally invests at least 80% of stocks in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On June 30, 2003, that range was $______ million to $______ billion.

At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to have large or medium capitalizations.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Since Class R shares have existed for less than a full calendar year, the year-by-year and average annual figures are for Class B shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class R shares have no sales charges and lower expenses than Class B shares. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class B, total returns

2003 return as of 6-30-03:   %
Best quarter: Q4 '98, 15.56%
Worst quarter: Q3 '02, -13.87%

After-tax returns

After-tax returns are shown for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------
Class B calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
     1995      1996     1997      1998    1999     2000     2001      2002
    28.16%    16.67%   28.14%    14.78%   5.20%    3.32%   -6.66%   -19.29%

--------------------------------------------------------------------------------
Average annual total returns (including sales charges) for periods ending 12-31-02
--------------------------------------------------------------------------------
                                                1 year      5 year      Life of
                                                                        Class B
Class B before tax (began 1-3-94)              -23.26%      -1.53%        6.52%
Class B after tax on distributions             -23.62%      -2.80%        5.00%
Class B after tax on distributions, with sale  -14.16%      -1.18%        5.17%
--------------------------------------------------------------------------------
Standard & Poor' s 500 Index                   -22.10%      -0.59%        9.30%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a sig-nificant influence on fund performance. Large- or medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small-capitalization stocks. Medium-capitalization stocks tend to be more volatile than stocks of larger companies. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================
YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class R is new, its expenses are based on Class B expenses, adjusted to reflect any changes.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                           0.57%
Distribution and service (12b-1) fees                                    0.50%
Other expenses                                                           0.55%
Total fund operating expenses                                            1.62%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class R                                       $165     $511     $881    $1,922

================================================================================
PORTFOLIO MANAGERS

John F. Snyder, III
Joined fund team in 1983

Barry H. Evans, CFA
Joined fund team in 1996

Peter M. Schofield, CFA
Joined fund team in 1996

See page 20 for the management biographies.

FUND CODES

Class R     Ticker
            CUSIP
            Newspaper
            SEC number    811-0560
            JH fund number

Strategic Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

o foreign government and corporate debt securities from developed and emerging markets

o     U.S. government and agency securities

o     U.S. high yield bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. Since Class R shares have existed for less than a full calendar year, the year-by-year and average annual figures are for Class B shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class R shares have no sales charges and lower expenses than Class B shares. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class B, total returns

2003 return as of 6-30-03:   %
Best quarter: Q3 '97, 5.76%
Worst quarter: Q1 '94, -2.50%

After-tax returns

After-tax returns are shown for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Indexes(1) (reflect no fees or taxes)

Index 1: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment-grade.

Index 2: Merrill Lynch AAA U.S. Treasury/Agency Master Index, an unmanaged index of fixed-rate U.S. Treasury and agency securities.

Index 3: Salomon Smith Barney World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

Index 4: Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

--------------------------------------------------------------------------------
Class B calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
 1994      1995     1996      1997    1998     1999    2000    2001     2002
-3.71%    17.94%   10.85%    11.89%   4.67%    2.63%   0.43%   4.18%    6.55%

--------------------------------------------------------------------------------
Average annual total returns (including sales charges) for periods ending 12-31-02
--------------------------------------------------------------------------------
                                                 1 year     5 year    Life of
                                                                      Class B
Class B before tax (began 10-4-93)                1.56%      3.38%      6.21%
Class B after tax on distributions               -1.08%      0.47%      3.04%
Class B after tax on distributions, with sale     0.89%      1.22%      3.63%
-----------------------------------------------------------------------------
Index 1                                           1.89%      0.52%      6.05%(2)
Index 2                                          11.57%      7.72%      7.53%
Index 3                                          19.50%      5.82%      6.64%
Index 4                                          11.04%      7.62%      7.61%

(1) In the future, the adviser will compare the fund's performance to the Merrill Lynch High Yield Master II Index, Merrill Lynch AAA U.S. Treasury/Agency Master Index and Salomon Smith Barney World Government Bond Index, since they more closely represent the fund's investment strategy.
(2)   As of September 30, 1993.

MAIN RISKS

[Clip Art] The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate losses.

================================================================================
YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class R is new, its expenses are based on Class B expenses, adjusted to reflect any changes.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                           0.37%
Distribution and service (12b-1) fees                                    0.50%
Other expenses                                                           0.51%
Total fund operating expenses                                            1.38%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class R                                       $141     $437     $755    $1,657

================================================================================
PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
Joined fund team in 1986

Daniel S. Janis, III
Joined fund team in 1999

See page 20 for the management biographies.

FUND CODES

Class R     Ticker         --
            CUSIP
            Newspaper      --
            SEC number     811-4651
            JH fund number

U.S. Global Leaders Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of "U.S. Global Leaders." Under normal market conditions, at least 80% of the fund's assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

o Hold leading market shares of their relevant industries that result in high profit margins and high investment returns.

o Supply consumable products or services so that their revenue streams are recurring.

The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $____ million to $____ billion as of June 30, 2003).

The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to May 17, 2002, reflect the actual performance of the sole class of U.S. Global Leaders Growth Fund, the fund's predecessor. On May 17, 2002, the fund acquired all of the assets of U.S. Global Leaders Growth Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The total expenses for the fund's Class A shares are estimated to be substantially the same as the predecessor fund's sole class of shares. Since Class R shares have not existed for a full calendar year, no annual returns have been provided for Class R shares. Class R shares have no sales charge and higher expenses than Class A shares. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2003 return as of 6-30-03:
Best quarter: Q4 '98, 29.43%
Worst quarter: Q3 '98, -16.69%

After-tax returns

After-tax returns are shown for Class A shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
    1996      1997       1998      1999      2000      2001      2002
   22.94%    40.68%     31.98%     7.88%     4.15%    -6.83%   -14.51%

--------------------------------------------------------------------------------
Average annual total returns (including sales charges) for periods ending 12-31-02
--------------------------------------------------------------------------------
                                                                         Life of
                                                1 year       5 year      Class A
Class A before tax (began 9-29-95)             -18.79%        2.33%       10.55%
Class A after tax on distributions             -18.79%        2.33%       10.50%
Class A after tax on distributions, with sale  -11.54%        1.88%        8.87%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                    -22.10%       -0.59%        7.48%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underper-form investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Multinational companies that have substantial international operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries.

These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer sig-nificantly from adverse events affecting that issuer.

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================
YOUR EXPENSES

[Clip Art] Operating expenses are paid from the funds assets, and therefore are paid by shareholders indirectly. Because Class R is new, its expenses are based on Class A expenses, adjusted to reflect any changes.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                            0.75%
Distribution and service (12b-1) fees                                     0.50%
Other expenses                                                            0.61%
Total fund operating expenses                                             1.86%
Expense reduction (at least until 5-17-04)                                0.09%
Net annual operating expenses                                             1.77%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through May 17, 2004) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                     Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class R                                        $180     $576     $997    $2,172

================================================================================
SUBADVISER

Yeager, Wood & Marshall, Inc.
Responsible for day-to-day investment management

Founded in 1968

Supervised by the adviser

PORTFOLIO MANAGERS

George M. Yeager
Managed fund since 1995

George P. Fraise
Joined fund team in 2000

See page 20 for the management biographies.

FUNDCODES

Class R     Ticker
            CUSIP
            Newspaper       --
            SEC number      811-1677
            JH fund number

Your account

--------------------------------------------------------------------------------
WHO CAN BUY CLASS R SHARES

Class R shares are available to certain types of investors, as noted below:

      o 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).

      o Class R shares are generally not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or Individual 403(b) plans.

      o The plan or the plan's financial service firm must have an agreement with John Hancock Funds to utilize Class R shares in certain investment products or programs.

      o Class R shares are also generally available only to retirement plans where Class R shares are held on the books of the funds through omnibus accounts (either at the plan level or at the level of the financial service firm).

--------------------------------------------------------------------------------
CLASS R SHARES COST STRUCTURE

Class R shares are offered without any front-end or contingent deferred sales charges.

Class R shares have a Rule 12b-1 plan and a separate Service Plan. Under the 12b-1 plan, each fund pays a fee of 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. In addition, under the Service Plan, a fund may pay a separate service fee of up to 0.25% for certain other services to retirement plans or participants.

Your broker or agent may charge you a fee to effect transactions in fund shares.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

John Hancock Funds may pay significant compensation out of its own resources to your broker/dealer.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2     Determine if you are eligible, referring to "Who can buy Class R shares."

3 Eligible retirement plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial service firm authorized to sell Class R shares of the funds. Additional shares may be purchased through a retirement plan's administrator or recordkeeper. There is no minimum initial investment for Class R shares. A retirement plan sponsor can obtain retirement plan applications from its financial representative or plan administrator.

4 Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirements plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the funds.

5 The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan, or change allocations among investment options. For questions about participant accounts, participants should contact their employee bene-fits office, the plan administrator, or the organization that provides recordkeeping services for the plan.

-------------------------------------
Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696
-------------------------------------


16 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. Foreign stock or other portfolio securities held by the funds may trade on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.

Execution of requests The funds are open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, the funds may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions Contact your financial representative or plan administrator.

Exchanges You may exchange Class R shares for shares of any other R class fund that is available through your plan, or Money Market Class A without paying any additional sales charges. The registration for both accounts involved must be identical. Note: once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R shares.

To protect the interests of other investors in a fund, a fund may cancel the exchange privileges of any parties who, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Account information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV and take other steps that it deems reasonable.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------


                                                                YOUR ACCOUNT  17

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements The transfer agent maintains an account for each financial services firm and records all account transactions. Retirement Plan Accounts will be sent confirmation statements showing the details of your transactions as they occur.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. Sovereign Investors Fund typically pays income dividends quarterly. Strategic Income Fund generally declares dividends daily and pays them monthly. All other funds declare and pay any income dividends annually. Capital gains are distributed annually.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes.

Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


18 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Classic Value and U.S. Global Leaders Growth Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Bond, Small Cap Equity and U.S. Global Leaders Growth Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Management fees The management fees paid to the investment adviser by the John Hancock funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                           % of net assets
--------------------------------------------------------------------------------
Bond                                                                     0.50%
Classic Value                                                            0.00%*
Small Cap Equity                                                         0.70%
Sovereign Investors                                                      0.57%
Strategic Income                                                         0.37%
U.S. Global Leaders Growth                                               0.66%*

*After expense reimbursement.

                                                                 ------------
                                                                 Shareholders--------------------|
                                                                 ------------                    |
                                                                                                 |
              ---                                      ---------------------------------         |
               ^                                         Financial services firms and            |
               |                                             their representatives               |
               |                                                                                 |
               |                                   |--  Advise current and prospective  ---------|
               |                                   |      shareholders on their fund             |
               |               Distribution and    |   investments, often in the context         |
               |             shareholder services  |     of an overall financial plan.           |
               |                                   |   ---------------------------------         |
               |                                   |                                             |
               |                  ---------------------------------          -------------------------------------
               |                        Principal distributor                           Transfer agent
               |
               |                       John Hancock Funds, LLC               John Hancock Signature Services, Inc.
               |
               |                  Markets the funds and distributes             Handles shareholder services,
               |                   shares through selling brokers,              including record-keeping and
               |                    financial planners and other                 statements, distribution of
               |                     financial representatives.              dividends and processing of buy and
               |                  ---------------------------------                    sell requests.
               V                                   |                          -----------------|-------------------
              ---                                  --------------------------------------------|
                                                                           |
 --------------------------------        --------------------------------  |
            Subadvisers                          Investment adviser        |  -------------------------------------             ---
                                                                           |                Custodian                            ^
 Pzena Investment Management, LLC            John Hancock Advisers, LLC    |                                                     |
       120 West 45th Street                    101 Huntington Avenue       |           The Bank of New York                      |
            34th Floor                         Boston, MA 02199-7603       |           One Wall Street New                       |
        New York, NY 10022                                                 |              York, NY 10286                 Asset   |
                                          Manages the funds' business and  |                                          management |
   Yeager, Wood & Marshall, Inc.              investment activities.       |  Holds the funds' assets, settles all               |
          630 Fifth Avenue               --------------------------------  |  portfolio trades and collects most of              |
        New York, NY 10111                              |                  |    the valuation data required for                  |
                                                        |                  |     calculating each fund's NAV.                    V
  Provide portfolio management to                       |                  |  -------------------------------------             ---
          certain funds.                                |                  |                    |
 --------------------------------                       |------------------|--------------------|
                                                                           |
                                                            ------------------------------
                                                                      Trustees

                                                            Oversee the funds' activities.
                                                            ------------------------------

                                                                FUND DETAILS  19

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

Subadvisers Pzena Investment Management ("PIM") subad-vises Classic Value Fund, and was investment adviser to its predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, President. PIM provides investment advisory services to individual and institutional investors, and as of June 30, 2003, had total assets under management of approximately $___ billion.

Yeager, Wood & Marshall, Inc. ("YWM") subadvises U.S. Global Leaders Growth Fund, and was investment adviser to its predecessor fund, U.S. Global Leaders Growth Fund. YWM was founded in 1968 and is controlled by George M. Yeager, President. YWM provides investment advisory services to individual and institutional investors, and as of June 30, 2003, had total assets under management of approximately $____ million.

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the funds. It is a brief summary of their business careers over the past five years.

Frederick L. Cavanaugh, Jr.
--------------------------------------------------------------------------------
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1975

Barry H. Evans, CFA
--------------------------------------------------------------------------------
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1986

George P. Fraise
--------------------------------------------------------------------------------
Executive vice president of YWM (subadviser)
Portfolio manager, Scudder Kemper Investments (1997-2000)
Began business career in 1987

Howard C. Greene, CFA
--------------------------------------------------------------------------------
Senior vice president
Joined John Hancock Advisers in 2002
Vice president, Sun Life Financial Services Company of Canada (1987-2002)
Began business career in 1979

Daniel S. Janis, III
--------------------------------------------------------------------------------
Vice president
Joined John Hancock Advisers in 1999
Senior risk manager, BankBoston (1997-1998)
Began business career in 1984

Robert C. Junkin, CPA
--------------------------------------------------------------------------------
Vice president
Joined John Hancock Advisers in 2003
Vice president, Pioneer Investments, Inc. (1997-2002)
Began business career in 1988

Benjamin A. Matthews
--------------------------------------------------------------------------------
Vice president
Joined John Hancock Advisers in 1995
Began business career in 1970

Henry E. Mehlman, CFA
--------------------------------------------------------------------------------
Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony Group (2001-2002)
Vice president and director of research, Congress Asset Management Co.
  (1999-2001)
Consultant, Essex Management (1996-1999)
Began business career in 1972

Alan E. Norton, CFA
--------------------------------------------------------------------------------
Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony Group (2001-2002)
Portfolio manager and director of research, Congress Asset Management Co.
  (1995-2001)
Began business career in 1987

Peter M. Schofield, CFA
--------------------------------------------------------------------------------
Vice president
Joined John Hancock Advisers in 1996
Began business career in 1984

John F. Snyder, III
--------------------------------------------------------------------------------
Executive vice president
Joined John Hancock Advisers in 1991
Began business career in 1971

George M. Yeager
--------------------------------------------------------------------------------
President of YWM (subadviser)
Began business career in 1957


20 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Since Class R shares have existed for less than a full calendar year, financial highlights have been provided for the share class shown in the "Past Performance" section of this prospectus for each fund, which are offered in a separate prospectus.

Bond Fund

*Figures audited by __________________ LLP.
+Figures audited by __________________ LLP.

------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES  PERIOD ENDED:                             5-31-98(+)  5-31-99(+)  5-31-00(+)  5-31-01(+)    5-31-02(1)(+)   5-31-03*
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                       $14.78      $15.25      $14.76      $13.93       $14.69
Net investment income(2)                                     0.95        0.86        0.86        0.83         0.72
Net realized and unrealized gain (loss) on investments       0.47       (0.49)      (0.83)       0.76         0.06
Total from investment operations                             1.42        0.37        0.03        1.59         0.78
Less distributions
From net investment income                                  (0.95)      (0.86)      (0.86)      (0.83)       (0.76)
Net asset value, end of period                             $15.25      $14.76      $13.93      $14.69       $14.71

Total return(3) (%)                                          9.78        2.39        0.27       11.64         5.37
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $166        $239        $197        $218         $236
Ratio of expenses to average net assets (%)                  1.78        1.77        1.81        1.78         1.81
Ratio of net investment income to average net assets (%)     6.18        5.65        6.00        5.71         4.81
Portfolio turnover (%)                                        198         228         162         235          189

(1) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.04, increase net realized and unrealized gains per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 5.11%. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
(2)   Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

                                                                FUND DETAILS  21

Classic Value Fund

* Figures audited by ___________________ LLP.
+ Figures audited by _______________________.

                                                                                                                         12-31-02*
CLASS A SHARES  PERIOD ENDED:                                4-30-98(+)  4-30-99(+)  4-30-00(+)  4-30-01(+)  4-30-02(+)   (1),(2)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $11.56      $14.40      $11.83      $11.63      $16.08      $18.16
Net investment Income (loss)(3)                                (0.03)      (0.05)      (0.06)       0.02        0.05        0.05
Net realized and unrealized gain (loss) on investments          3.93       (2.02)       0.19        4.43        2.42       (2.68)
Total from investment operations                                3.90       (2.07)       0.13        4.45        2.47       (2.63)
Less distributions
From net realized income                                          --          --          --          --       (0.06)      (0.02)
From net realized gain                                         (1.06)      (0.50)      (0.33)         --       (0.33)      (0.44)
                                                               (1.06)      (0.50)      (0.33)         --       (0.39)      (0.46)
Net asset value, end of period                                $14.40      $11.83      $11.63      $16.08      $18.16      $15.07
Total return(4),(5) (%)                                       $35.10      (14.03)       1.34       38.26       15.67      (14.00)(6)
----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                          $10          $7          $5         $11         $22         $22
Ratio of expenses to average net assets (%)                     1.75        1.75        1.75        1.75        1.25        1.27(7)
Ratio of expenses to adjusted average net assets(8) (%)         2.69        2.60        2.99        2.81        2.01        2.57(7)
Ratio of net investment income (loss) to average net
  assets (%)                                                   (0.32)      (0.41)      (0.47)       0.22        0.34        0.44(7)
Portfolio turnover (%)                                            54          47          50          78          38          47

(1) Effective November 8, 2002, shareholders of the former Pzena Focused Value Fund became owners of an equal number of full and fractional Class A shares of the John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of John Hancock Classic Value Fund Class A.
(2)   Effective 12-31-02, the fiscal year end changed from April 30 to December
      31.
(3)   Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total return would have been lower had certain expenses not been reduced during the periods shown.
(6)   Not annualized.
(7)   Annualized.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for Class A for period ended April 30, 1998, 1999, 2000, 2001 and 2002, and December 31, 2002 would have been 7.39%,
(14.88%), 0.10%, 37.17%, 14.91% and (14.87%), respectively.


22 FUND DETAILS

Small Cap Equity Fund

Figures audited by ______________________.

CLASS B SHARES  PERIOD ENDED:                    12-31-97    10-31-98(1)    10-31-99   10-31-00  10-31-01  10-31-02    4-30-30(2)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $10.31      $12.21         $10.71     $16.98    $21.51    $16.02      $10.96
Net investment loss(3)                              (0.03)      (0.04)         (0.18)     (0.31)    (0.31)    (0.26)      (0.11)
Net realized and unrealized gain (loss) on
  investments                                        2.53       (1.46)          6.58       6.21     (3.37)    (4.63)       0.68
Total from investment operations                     2.50       (1.50)          6.40       5.90     (3.68)    (4.89)       0.57
Less distributions
From net realized gain                              (0.60)         --          (0.13)     (1.37)    (1.81)    (0.17)         --
Net asset value, end of period                     $12.21      $10.71         $16.98     $21.51    $16.02    $10.96      $11.53
Total return(4) (%)                                 24.41(5)  (12.29)(5),(6)   60.33(5)   36.73    (18.58)   (30.90)(4)    5.26(6)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)               $35         $31            $75       $249      $288      $175         158
Ratio of expenses to average net assets (%)          1.69        1.71(6)        2.06       2.06      2.05      2.28        2.86(7)
Ratio of adjusted expenses to average net
  assets(8) (%)                                      2.29        2.32(6)        2.21         --        --        --          --
Ratio of net investment loss to average net
  assets (%)                                        (0.24)      (0.45)(6)      (1.34)     (1.38)    (1.65)    (1.70)      (1.93)(7)
Portfolio turnover (%)                                140          69            140         36        66        44          15

(1) Effective 10-31-98, the fiscal year end changed from December 31 to October 31.
(2)   Semiannual period from 11-1-02 through 4-30-03. Unaudited.
(3)   Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total return would have been lower had certain expenses not been reduced during the periods shown.
(6)   Not annualized.
(7)   Annualized.
(8) Does not take into consideration expense reductions during the periods shown.

================================================================================
The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the year or period ended December 31, 1997, and October 31, 1998 and 1999, would have been 23.81%, (12.90%) and
60.18%, respectively.

                                                                FUND DETAILS  23

Sovereign Investors Fund

Figures audited by ________________________.

CLASS B SHARES  PERIOD ENDED:                            12-31-98  12-31-99  12-31-00  12-31-01(1)  12-31-02(1)
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $22.38    $24.20    $24.48    $23.31      $19.86
Net investment income(2)                                     0.14      0.13      0.17      0.17        0.12
Net realized and unrealized gain (loss) on investments       3.11      1.11      0.60     (1.76)      (3.94)
Total from investment operations                             3.25      1.24      0.77     (1.59)      (3.82)
Less distributions
From net investment income                                  (0.14)    (0.18)    (0.17)    (0.21)      (0.13)
From net realized gain                                      (1.29)    (0.78)    (1.77)    (1.65)      (0.12)
                                                            (1.43)    (0.96)    (1.94)    (1.86)      (0.25)
Net asset value, end of period                             $24.20    $24.48    $23.31    $19.86      $15.79
Total return(3) (%)                                         14.79      5.20      3.32     (6.66)     (19.29)
---------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $790      $820      $663      $551        $328
Ratio of expenses to average net assets (%)                  1.79      1.73      1.78      1.80        1.87
Ratio of net investment income to average net assets (%)     0.58      0.54      0.75      0.80        0.65
Portfolio turnover (%)                                         51        64        46        76          85

(1) As required, effective January 1, 2002, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 0.83%. The effect of this change on per share amounts for the year ended December 31, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 0.72%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.
(2)   Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

24 FUND DETAILS

Strategic Income Fund

Figures audited by __________________________.

CLASS B SHARES  PERIOD ENDED:                             5-31-98    5-31-99    5-31-00    5-31-01    5-31-02(1)   5-31-03
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $7.54      $7.84      $7.46      $6.97      $6.61
Net investment income(2)                                     0.59       0.53       0.54       0.52       0.42
Net realized and unrealized gain (loss) on investments       0.34      (0.38)     (0.49)     (0.35)     (0.08)
Total from investment operations                             0.93       0.15       0.05       0.17       0.34
Less distributions
From net investment income                                  (0.59)     (0.53)     (0.54)     (0.52)     (0.42)
From net realized gain on investments sold                  (0.04)        --         --         --         --
From capital paid-in                                           --         --         --      (0.01)     (0.04)
                                                            (0.63)     (0.53)     (0.54)     (0.53)     (0.46)
Net asset value, end of period                              $7.84      $7.46      $6.97      $6.61      $6.49
Total return(3) (%)                                         12.64       2.06       0.65       2.44       5.49
--------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $473       $619       $564       $555       $556
Ratio of expenses to average net assets (%)                  1.62       1.59       1.61       1.63       1.63
Ratio of net investment income to average net assets (%)     7.50       7.01       7.39       7.69       6.36
Portfolio turnover (%)                                        112         55(4)      36(4)      48         69

(1) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.03, decrease net realized and unrealized losses per share by $0.03 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 6.89%. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
(2)   Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Excludes merger activity.

                                                                FUND DETAILS  25

U.S. Global Leaders Growth Fund

Figures audited by ____________________.

CLASS A SHARES  PERIOD ENDED:                            6-30-98     6-30-99     6-30-00     6-30-01    6-30-02(1)  12-31-02(2)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $16.29      $22.35      $25.65     $26.37      $24.98       $24.03
Net investment loss(3)                                     (0.07)      (0.13)      (0.07)     (0.14)      (0.09)        0.01
Net realized and unrealized gain (loss) on investments      6.13        3.43        0.79      (1.25)      (0.86)       (2.47)
Total from investment operations                            6.06        3.30        0.72      (1.39)      (0.95)       (2.46)
Net asset value, end of period                            $22.35      $25.65      $26.37     $24.98      $24.03       $21.57
Total return(4) (%)                                        37.20(5)    14.77        2.81      (5.27)      (3.80)(5)   (10.24)(5),(6)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $89        $129         $87        $81        $150         $237
Ratio of expenses to average net assets (%)                 1.42        1.31        1.31       1.38        1.37         1.27(7)
Ratio of adjusted expenses to average net assets8 (%)       1.43          --          --         --        1.40         1.36(7)
Ratio of net investment loss to average net assets (%)     (0.66)      (0.66)      (0.23)     (0.54)      (0.36)        0.07(7)
Portfolio turnover rate (%)                                    4          14          25          3           3            1

(1) Effective May 17, 2002, shareholders of the former U.S. Global Leaders Growth Fund became owners of that number of full and fractional shares of Class A shares of the John Hancock U.S. Global Leaders Growth Fund. Additionally, the accounting and performance history of the former U.S. Global Leaders Growth Fund was redesignated as that of Class A of John Hancock U.S. Global Leaders Growth Fund.
(2) Effective August 24, 2002, the fiscal period end changed from June 30 to December 31.
(3)   Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6)   Not annualized.
(7)   Annualized.
(8) Does not take into consideration expense reductions during the periods shown.

================================================================================
The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for Class A for the period ended June 30, 1998 and 2000 and December 31, 2002, would have been 37.19%, (3.83%) and
(10.29%), respectively.


26 FUND DETAILS

For more information

Two documents are available that offer further information on John Hancock funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102 (duplicating fee required)

By electronic request: publicinfo@sec.gov (duplicating fee required)

On the Internet: www.sec.gov

(C)2003 JOHN HANCOCK FUNDS, LLC MFRPN 8/03

[LOGO](R)

John Hancock Funds, LLC
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

                       JOHN HANCOCK SMALL CAP EQUITY FUND

              Class A, Class B, Class C, Class I and Class R Shares
                       Statement of Additional Information

                                 August __, 2003


This Statement of Additional Information provides information about John Hancock Small Cap Equity Fund (the "Fund") in addition to the information that is contained in the combined John Hancock Equity Funds current Prospectus and in the Fund's current Class I share and Class R share prospectus (the "Prospectuses"). The Fund is a diversified series of John Hancock Investment Trust II (the "Trust").


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the Fund's Annual Report. A copy of the Prospectus or Annual Report can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291


                                TABLE OF CONTENTS
                                                                            Page



Organization of the Fund................................................       2
Investment Objective and Policies.......................................       2
Investment Restrictions.................................................      14
Those Responsible for Management........................................      16
Investment Advisory and Other Services..................................      24
Distribution Contracts..................................................      26
Sales Compensation......................................................      28
Net Asset Value.........................................................      31
Initial Sales Charge on Class A Shares..................................      31
Deferred Sales Charge on Class B and Class C Shares.....................      34
Eligible Investors for Class R Shares...................................      38
Special Redemptions.....................................................      38
Additional Services and Programs........................................      38
Purchase and Redemptions through Third Parties..........................      40
Description of the Fund's Shares........................................      40
Tax Status..............................................................      42
Calculation of Performance..............................................      46
Brokerage Allocation....................................................      49
Transfer Agent Services.................................................      52
Custody of Portfolio....................................................      52
Independent Auditors....................................................      52
Appendix A- Description of Investment Risk..............................     A-1
Appendix B-Description of Bond Ratings..................................     B-1
Financial Statements....................................................     F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. Prior to November 1, 1998, the Fund was a series of John Hancock Capital Series. Prior to June 1, 1999, the Fund was called John Hancock Special Value Fund. Prior to March 1, 2002, the Fund was called John Hancock Small Cap Value Fund.

John Hancock Advisers, LLC (prior to February 1, 2002, John Hancock Advisers, Inc.) (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect, wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company)(the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is wholly owned by John Hancock Financial Services, Inc., a Delaware corporation organized in February, 2000.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objective is fundamental and may only be changed with shareholder approval. There is no assurance that the Fund will achieve its investment objective.

The Fund's investment objective is to seek capital appreciation. The Fund will seek to achieve its objective by investing primarily in equity securities.

Under normal circumstances, the Fund will invest at least 80% of its Assets in equity securities of small-capitalization companies-companies in the capitalization range of the Russell 2000 Index. For this purpose, equity securities include common and preferred stocks and their equivalents (including warrants to purchase and securities convertible into such stocks).

In abnormal circumstances, such as situations where the Fund experiences large cash inflows or anticipates unusually large redemptions, and in adverse market, economic, political, or other conditions, the Fund may temporarily invest more than 20% of its Assets in investment-grade short-term securities, cash, and cash equivalents.

With respect to the Fund's investment policy of investing at least 80% of its Assets in equity securities of small capitalization companies, "Assets" means net assets plus the amount of any borrowings for investment purposes. In addition, the Fund will notify shareholders at least 60 days prior to any change in this policy.

The Fund's investments may include a significant portion of smaller, less well known issuers. Higher risks are often associated with investments in companies with smaller market capitalizations. These companies may have limited product lines, markets and financial resources, or they may be dependent upon smaller or inexperienced management groups. In addition, trading volume of such securities may be limited, and historically the market price for such securities has been more volatile than securities of companies with greater capitalization. However, securities of companies with smaller capitalization may offer greater potential for capital appreciation since they may be overlooked and thus undervalued by investors. The Fund may not invest more than 5% of assets in any one security (other than securities of the U.S. government, its agencies or instrumentalities).

Under normal conditions, the Fund may not invest more than 10% of total assets in cash and/or cash equivalents (except cash segregated in relation to futures, forward and options contracts).

The Fund invests primarily on stocks of U.S. companies, but may invest up to 15% in a combination of foreign securities and bonds rated as low as CC by S&P or Ca by Moody's and unrated securities of comparable credit quality as determined by the Adviser. The Fund may also invest in certain other types of equity and debt securities, and may make limited use of certain derivative (investments whose value is based on securities, indices or currencies).

Government Securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Ginnie Maes, Freddie Macs and Fannie Maes are mortgage-backed securities which provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made the by individual borrowers on the pooled mortgage loans. Collateralized mortgage obligations ("CMOs") in which the Fund may invest are securities issued by a U.S. Government instrumentality that are collateralized by a portfolio of mortgages or mortgage-backed securities. Mortgage-backed securities may be less effective than traditional debt obligations of similar maturity at maintaining yields during periods of declining interest rates.

Ratings as Investment Criteria. In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody's and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.

Lower Rated High Yield "High Risk" Debt Obligations. Fixed-income securities that are rated below BBB by S&P or Baa by Moody's indicate obligations that are speculative to a high degree and are often in default.

Securities rated lower than Baa by Moody's or BBB by S&P are sometimes referred to as junk bonds. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. The credit ratings of Moody's and S&P, such as those ratings described here, may not be changed by Moody's and S&P in a timely fashion to reflect subsequent economic events. The credit ratings or securities do not reflect an evaluation of market risk. Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the issuer's ability to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond more to short-term corporate and market developments than do those of higher rated securities, because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its on going debt obligations. The Adviser seeks to minimize these risks through diversification, investment analysis and attention to current developments in interest rates and economic conditions.

Reduced volume and liquidity in the high yield high risk bond market, or the reduced availability of market quotations, will make it more difficult to dispose of the bonds and to value accurately the Fund's assets. The reduced availability of reliable, objective data may increase the Fund's reliance on management's judgment in valuing high yield high risk bonds. In addition, the Fund's investment in high yield high risk securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. The Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risk inherent in all securities. Increasing rate note securities are typically refinanced by the issuers within a short period of time. The Fund may invest in pay-in-kind (PIK) securities, which pay interest in either cash or additional securities, at the issuer's option, for a specified period. The Fund also may invest in zero coupon bonds, which have a determined interest rate, but payment of the interest is deferred until maturity of the bonds. Both types of bonds may be more speculative and subject to greater fluctuations in value than securities which pay interest periodically and in cash, due to changes in interest rates.

The market value of debt securities which carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. In general, in selecting securities for its portfolio, the Fund intends to seek protection against early call. Similarly, when such yields increase, the market value of a portfolio already invested at lower yields can be expected to decline. The Fund's portfolio may include debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, during periods of high interest rates, because of their lower acquisition cost tend to sell on a yield basis approximating current interest rates.

Investments in Foreign Securities. As stated above, the Fund may invest up to 15% in a combination of foreign securities and bonds rated as low as CC by S&P or Ca by Moody's and unrated securities of comparable credit quality as determined by the Adviser. The Fund may invest directly in the securities of foreign issuers as well as securities in the form of sponsored or unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts (GDRs), convertible preferred stocks, preferred stocks and warrants or other securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Issuers of unsponsored ADRs are not contractually obligated to disclose material information, including financial information, in the United States. Generally, ADRs are designed for use in the United States securities markets and EDRs are designed for use in European securities markets.

Foreign Currency Transactions. The Fund's foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.

The Fund may also enter into forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser and Sub-Adviser.

If the Fund purchases a forward contract or sells a forward contract for non-hedging purposes, the Fund will segregate cash or liquid securities in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal the amount of the Fund's commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Advisers will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. The Fund will not enter into reverse repurchase agreements and other borrowings except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Advisers will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities, Securities Indices and Currency. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, or on any securities index based on securities in which it may invest or any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options or securities and securities indices to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired. The Fund may purchase and write currency options only for hedging purposes.

The Fund will not purchase a call or put option if as a result the premium paid for the option, together with premiums paid for all other stock options and options on stock indexes then held by the Fund, exceed 10% of the Fund's total net assets. In addition, the Fund may not write put options on securities or securities indices with aggregate exercise prices in excess of 50% of the Fund's total net assets measured at the Fund's net asset value at the time the option is written.

Writing Covered Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

The Fund may not write uncovered options. The Fund will write listed and over-the-counter call options only if they are covered, which means that the Fund owns or has the immediate right to acquire the securities underlying the options without additional cash consideration upon conversion or exchange of other securities held in its portfolio. A call option written by the Fund may also be "covered" if the Fund holds in a share-for-share basis a covering call on the same securities where (i) the exercise price of the covering call held is
(a) equal to the exercise price of the call written or (b) greater than the exercise price of the call written, if the difference is maintained by the Fund in cash, U.S. Treasury bills or high grade liquid debt obligations in a segregated account with the Fund's custodian, and (ii) the covering call expires at the same time as the call written.

The Fund will write put options on indices only if they are covered by segregating with the Fund's custodian an amount of cash or short-term investments equal to the aggregate exercise prices of such put options or an offsetting option. In additional, the Fund will write call options on indices only if, on the date on which any such options is written, it holds securities qualified to serve as "cover" under the applicable rules of national securities exchanges or maintains in a segregated account an amount of cash or short-term investments equal to the aggregate exercise price of such call options with a value at least equal to the value of the index times the multiplier or an offsetting option.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options

Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees. In addition, the Fund will acquire only those OTC options for which management believes the Fund can receive on each business day two separate bids or offers (one of which will be from an entity other than a party to the option) or those options valued by an independent pricing service. Each Fund will write and purchase OTC options only with member banks of the Federal Reserve System and primary dealers in U.S. Government securities or their affiliates which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the loaned securities. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value in excess of 33 1/3% of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price subject to the Fund's Investment Restriction. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrant and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Short Sales. The Fund may engage in short sales of portfolio securities to attempt to limit its exposure to, or hedge, a possible market decline in the value of its portfolio securities. The Fund may also sell short securities that are not in the Fund's portfolio, but which the Adviser believes possess volatility characteristics similar to those portfolio securities being hedged. To effect such a transaction, the Fund must borrow the security sold short to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest and may be required to pay a premium.

The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, the Fund will incur a loss as a result of the short sale if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund may be required to pay in connection with a short sale. The successful use of short selling as a hedging device may be adversely affected by imperfect correlation between movements in the price of the security sold short and the security being hedged.

Under applicable guidelines of the staff of the SEC, if the Fund engages in short sales, it must put in a segregated account (not with the broker) an amount of cash or liquid securities, of any type or maturity, equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or liquid securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short. Except for short sales against the box, the amount of the Fund's net assets that may be committed to short sales is limited and the securities in which short sales are made must be listed on a national securities exchange.

There may be certain holding period and gain/loss adjustments due to tax rules regarding short sales. Some long term capital gains may be recognized as short term and some short term capital losses may be recognized as long term for tax. There may be losses realized on a short sale that may not be recognized for tax if there is appreciated substantially identical property still held.

Short selling may produce higher than normal portfolio turnover which may result in increased transaction costs to the Fund.

The Fund does not intend to enter into short sales (other than those "against the box") if immediately after such sale the aggregate of the value of all the securities sold short exceeds the value of 15% of the Fund's net assets. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal, of any type or maturity, in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly higher brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

(1) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities of corporate entities secured by real estate or marketable interests therein or issued by companies that invest in real estate or interests therein and may hold and sell real estate acquired by the Fund as the result of ownership of securities.

(2) Make loans, except that the Fund may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider repurchase agreements, the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

(3) Invest in commodities or in commodity contracts or in puts, calls, or combinations of both except options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments, options on such futures contracts, forward commitments, forward foreign currency exchange contracts, interest rate or currency swaps, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies. See also nonfundamental (f)

(4) With respect to 75% of the Fund's total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

         a. such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

         b. such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. See also nonfundamental (g)

(5) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

(6) Borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

(7) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of each investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies or instrumentalities.

(8)      Issue senior securities, except as permitted by paragraphs (2), (3) and
         (6) above. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign currency exchange contracts and repurchase agreements entered into in accordance with the Fund's investment policy.

In connection with the lending of portfolio securities under item (2) above, such loans must at all times be fully collateralized and the Fund's custodian must take possession of the collateral either physically or in book entry form. Securities used as collateral must be marked to market daily.

Non-fundamental Investment Restrictions. The following restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

(a) The Fund may not purchase securities on margin, except margin deposits in connection with short selling transactions and in connection with transactions in options, futures, options on futures contracts and other arbitrage transactions.

(b) invest for the purpose of exercising control over or management of any company.

(c) purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or
         (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

(d)      Invest more than 15% of its net assets in illiquid securities.

(e) Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

(f)      Purchase or sell currency options or currency futures.

(g) Invest more than 5% of its total assets at time of purchase in any one security (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities).

Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of the Fund's assets will not be considered a violation of the restriction.

The Fund will invest only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.

If allowed by the Fund's other investment policies and restrictions, the Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. or Canadian dollars, euros, sterling, or yen; (2) traded on a major exchange; and (3) held physically outside of Russia.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, including certain Trustees who are not "interested persons" of the Fund or the Trust (as defined by the Investment Company Act of 1940) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").



---------------------------- ------------- ----------- ----------------------------------------------- --------------
                                                                                                       Number of
                                                                                                       John Hancock
                             Position(s)   Trustee/                                                    Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years               Trustee
---------------------------- ------------- ----------- ----------------------------------------------- --------------
Independent Trustees
---------------------------- ------------- ----------- ----------------------------------------------- --------------
Dennis S. Aronowitz          Trustee       1994        Professor of Law, Emeritus, Boston University   22
Born:  1931                                            School of Law (as of 1996); Director,
                                                       Brookline Bancorp.

---------------------------- ------------- ----------- ----------------------------------------------- --------------
Richard P. Chapman, Jr.      Trustee       1994        President and Chief Executive Officer,          22
Born:  1935                                            Brookline Bancorp., Inc. (lending) (since
                                                       1972); Chairman and Director, Lumber
                                                       Insurance Co. (insurance) (until 2000);
                                                       Chairman and Director, Northeast Retirement
                                                       Services, Inc. (retirement administration)
                                                       (since 1998).

---------------------------- ------------- ----------- ----------------------------------------------- --------------
William J. Cosgrove          Trustee       1994        Vice President, Senior Banker and Senior        22
Born:  1933                                            Credit Officer, Citibank, N.A. (banking)
                                                       (retired 1991); Executive Vice President,
                                                       Citadel Group Representatives, Inc.
                                                       (financial reinsurance);  Director, Hudson
                                                       City Bancorp (banking); Trustee, Scholarship
                                                       Fund for Inner City Children (since 1986).

---------------------------- ------------- ----------- ----------------------------------------------- --------------
Richard A. Farrell           Trustee       1996        President, Farrell, Healer & Co., Inc.,         22
Born:  1932                                            (venture capital management firm)(since 1980)
                                                       and General Partner of the Venture Capital Fund
                                                       of NE; Trustee, Marblehead Savings Bank
                                                       (since 1994). Prior to 1980, headed the venture
                                                       capital group at Bank of Boston Corporation.

---------------------------- ------------- ----------- ----------------------------------------------- --------------

(1) Business address for independent and interested Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.


                                       17





---------------------------- ------------- ----------- ----------------------------------------------- --------------
                                                                                                       Number of
                                                                                                       John Hancock
                             Position(s)   Trustee/                                                    Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years               Trustee
-------------------------- ------------- ------------ ------------------------------------------------ --------------
-------------------------- ------------- ------------ ------------------------------------------------ --------------
William F. Glavin          Trustee       1996         President Emeritus, Babson College (as of        22
Born:  1932                                           1998); Vice Chairman, Xerox Corporation (until
                                                      1989); Director, Reebok, Inc. (until 2002) and
                                                      Inco Ltd. (until 2002).

-------------------------- ------------- ------------ ------------------------------------------------ --------------
John A. Moore              Trustee       1996         President and Chief Executive Officer,           31
Born:  1939                                           Institute for Evaluating Health Risks,
                                                      (nonprofit institution)(until 2001); Senior
                                                      Scientist, Sciences International (health
                                                      research)(since 1998); Principal, Hollyhouse
                                                      (consulting)(since 2000); Director, CIIT(nonprofit
                                                      research) (since 2002).

-------------------------- ------------- ------------ ------------------------------------------------ --------------
Patti McGill Peterson      Trustee       1996         Executive Director, Council for International    31
Born:  1943                                           Exchange of Scholars (since 1998); Vice
                                                      President, Institute of International Education
                                                      (since 1998); Senior Fellow, Cornell Institute
                                                      of Public Affairs, Cornell University (until 1997);
                                                      President Emerita of Wells College and St. Lawrence
                                                      University; Director, Niagara Mohawk Power
                                                      Corporation (electric utility).

-------------------------- ------------- ------------ ------------------------------------------------ --------------
John W. Pratt              Trustee       1996         Professor of Business Administration             22
Born:  1931                                           Emeritus,  Harvard University Graduate School
                                                      of Business Administration (as of 1998).
-------------------------- ------------- ------------ ------------------------------------------------ --------------

(1) Business address for independent and interested Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.


                                       18





---------------------------- ------------- ----------- ----------------------------------------------- --------------
                                                                                                       Number of
                                                                                                       John Hancock
                             Position(s)   Trustee/                                                    Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years               Trustee
--------------------------- ------------- ----------- ------------------------------------------------ --------------
Interested Trustees
--------------------------- ------------- ----------- ------------------------------------------------ --------------
John M. DeCiccio (3)        Trustee       2001        Executive Vice President and Chief Investment    52
Born:  1948                                           Officer, John Hancock Financial Services,
                                                      Inc.; Director, Executive Vice President and
                                                      Chief Investment Officer, John Hancock Life
                                                      Insurance Company; Chairman of the Committee
                                                      of Finance of John Hancock Life Insurance
                                                      Company; Director, John Hancock Subsidiaries,
                                                      LLC, Hancock Natural Resource Group,
                                                      Independence Investment LLC, Independence
                                                      Fixed Income LLC, John Hancock Advisers, LLC
                                                      (the "Adviser") and The Berkeley Financial
                                                      Group, LLC ("The Berkeley Group"), John
                                                      Hancock Funds, LLC ("John Hancock Funds"),
                                                      Massachusetts Business Development
                                                      Corporation; Director, John Hancock Insurance
                                                      Agency, Inc. ("Insurance Agency, Inc.") (until
                                                      1999.

--------------------------- ------------- ----------- ------------------------------------------------ --------------
Maureen R. Ford (3)         Trustee,      2000        Executive Vice President, John Hancock           52
Born:  1955                 Chairman,                 Financial Services, Inc., John Hancock Life
                            President                 Insurance Company; Chairman, Director,
                            and Chief                 President and Chief Executive Officer, the
                            Executive                 Adviser and The Berkeley Group; Chairman,
                            Officer                   Director, President and Chief Executive
                                                      Officer, John Hancock Funds; Chairman,
                                                      Director and Chief Executive Officer,
                                                      Sovereign Asset Management Corporation
                                                      ("SAMCorp."); Director, John Hancock
                                                      Subsidiaries, LLC; Independence Investment
                                                      LLC, Independence Fixed Income LLC and John
                                                      Hancock Signature Services, Inc. ("Signature
                                                      Services"); Senior Vice President, MassMutual
                                                      Insurance Co. (until 1999).

--------------------------- ------------- ----------- ------------------------------------------------ --------------

(1) Business address for independent and interested Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.


                                       19





---------------------------- ------------- ----------- ----------------------------------------------- --------------
                                                                                                       Number of
                                                                                                       John Hancock
                             Position(s)   Trustee/                                                    Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years               Trustee
--------------------------- -------------- ---------- ------------------------------------------------ --------------
Principal Officers who
are not Trustees
--------------------------- -------------- ---------- ------------------------------------------------ --------------
William L. Braman           Executive      2000       Executive Vice President and Chief Investment    N/A
Born:  1953                 Vice                      Officer, the Adviser and each of the John
                            President                 Hancock funds; Director, SAMCorp., Executive
                            and Chief                 Vice President and Chief Investment Officer,
                            Investment                Baring Asset Management, London U.K. (until
                            Officer                   2000).

--------------------------- -------------- ---------- ------------------------------------------------ --------------
Richard A. Brown            Senior Vice    2000       Senior Vice President, Chief Financial Officer   N/A
Born:  1949                 President                 and Treasurer, the Adviser, John Hancock
                            and Chief                 Funds, and The Berkeley Group;  Second Vice
                            Financial                 President and Senior Associate Controller,
                            Officer                   Corporate Tax Department, John Hancock
                                                      Financial Services, Inc. (until 2001).

--------------------------- -------------- ---------- ------------------------------------------------ --------------
Thomas H. Connors           Vice           1992       Vice President and Compliance Officer, the       N/A
Born:  1959                 President                 Adviser and each of the John Hancock funds;
                            and                       Vice President, John Hancock Funds.
                            Compliance
                            Officer

--------------------------- -------------- ---------- ------------------------------------------------ --------------
William H. King             Vice           1992       Vice President and Assistant Treasurer, the      N/A
Born:  1952                 President                 Adviser; Vice President and Treasurer of each
                            and Treasurer             of the John Hancock funds; Assistant Treasurer
                                                      of each of the John Hancock funds (until 2001).

--------------------------- -------------- ---------- ------------------------------------------------ --------------
Susan S. Newton             Senior Vice    1992       Senior Vice President, Secretary and Chief       N/A
Born:  1950                 President,                Legal Officer, SAMCorp., the Adviser and each
                            Secretary                 of the John Hancock funds, John Hancock Funds
                            and Chief                 and The Berkeley Group; Vice President,
                            Legal Officer             Signature Services (until 2000), Director,
                                                      Senior Vice President and Secretary, NM
                                                      Capital.
--------------------------- -------------- ---------- ------------------------------------------------ --------------

(1) Business address for independent and interested Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

The Fund's Board of Trustees currently has four standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees. The Audit Committee members are Messrs. Moore, Glavin and Ms. Peterson. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended October 31, 2002.

The Administration Committee's members are all of the Independent Trustees of the Fund. The Administration Committee reviews the activities of the other four standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. The Administration Committee will consider nominees recommended by shareholders to serve as Independent Trustees, provided that shareholders submit recommendations in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934. The Administration Committee also works with all Trustees on the selection and election of officers of the Fund and reviews Trustee compensation, evaluates Trustee performance and considers committee membership rotations as well as relevant corporate governance issues. The Administration Committee held four meetings during the fiscal year ended October 31, 2002.

The Contracts/Operations Committee members are Messrs. Farrell and Pratt. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements, custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended October 31, 2002.

The Investment Performance Committee consists of Messrs. Aronowitz, Chapman and Cosgrove. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended October 31, 2002.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2002.

--------------------------------------------------------------------------------
                         Dollar Range of           Aggregate Dollar Range of
                         Fund Shares               holdings in John Hancock
Name of Trustee          Owned by Trustee          funds overseen by Trustee
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------
Dennis S. Aronowitz      $1-$10,000                $50,001-$100,000
--------------------------------------------------------------------------------
Richard P. Chapman, Jr.  $1-$10,000                Over $100,000
--------------------------------------------------------------------------------
William J. Cosgrove      None                      Over $100,000
--------------------------------------------------------------------------------
Richard A. Farrell       $1-$10,000                Over $100,000
--------------------------------------------------------------------------------
William F. Glavin        None                      $10,001-$50,000
--------------------------------------------------------------------------------
Dr. John A. Moore        $10,001-$50,000           Over $100,000
--------------------------------------------------------------------------------
Patti McGill Peterson    $1-$10,000                Over $100,000
--------------------------------------------------------------------------------
John W. Pratt            $1-$10,000                Over $100,000
--------------------------------------------------------------------------------
Interested Trustees
--------------------------------------------------------------------------------
John M. DeCiccio         None                      Over $100,000
--------------------------------------------------------------------------------
Maureen R. Ford          $1-$10,000                Over $100,000
--------------------------------------------------------------------------------

(1) This Fund does participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the funds in the John Hancock complex that participates in the Plan. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2002, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be as follows: $10,001-$50,000 and over $100,000 for Mr. Chapman, $10,001-$50,000 and over $100,000 for Mr. Cosgrove, 10,001-$50,000 and over $100,000 for Mr. Glavin, $10,001-$50,000 and over
     $100,000 for Dr. Moore.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Mr. DeCiccio and Ms. Ford, each a non-Independent Trustee, and each of the officers of the Fund who are interested persons of the Adviser, are compensated by the Adviser and/or affiliates and receive no compensation from the Fund for their services.

                            Aggregate               Total Compensation From
                            Compensation            the Fund and John Hancock
Independent Trustees        From the Fund (1)       Fund Complex to Trustees (2)
--------------------        -----------------       ----------------------------

Dennis J. Aronowitz             $  5,756                   $  72,000
Richard P. Chapman*                6,096                      78,100
William J. Cosgrove*               5,854                      75,100
Richard A. Farrell                 5,847                      75,000
Gail D. Fosler+                    5,756                      72,000
William F. Glavin*                 5,847                      75,000
Dr. John A. Moore*                 5,756                      72,000
Patti McGill Peterson              5,703                      72,000
John Pratt                         5,708                      72,100
                               ---------                  ----------
Total                            $52,323                    $663,300

(1) Compensation is for the current fiscal year ending October 31, 2002.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2001. As of this date, there were sixty-one funds in the John Hancock Fund Complex, with Mr. Moore and Ms. Peterson serving on thirty-nine funds and each other Independent Trustee serving on thirty one funds.

*As of December 31, 2002, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $46,844, Mr. Cosgrove was $166,358, Mr. Glavin was $219,230 and for Dr. Moore was $203,650 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

+ As of December 31, 2002, Ms. Fosler resigned as a Trustee of the Complex.

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.


As of June 2, 2003, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the Fund's outstanding shares. As of that date, the following shareholders were the only record holders that beneficialy owned 5% or more of the outstanding shares of the Fund:

--------------------------------------------------------------------------------
                                                           Percentage of total
                                              Class of     Outstanding Shares of
Name and Address of Shareholder               Shares       the Class of the Fund
-------------------------------               --------     ---------------------
--------------------------------------------------------------------------------

MLPF&S For The Sole Benefit of Its Customers     A                    15.50%
Attn: Fund Administration 97DA5
4800 Deer Lake Drive E 2nd Flr
Jacksonville FLA 32246-6484

--------------------------------------------------------------------------------
Hartford Life Ins Co SEP Account                 A                     5.77%
P.O. Box 2999
Hartford CT

--------------------------------------------------------------------------------
MLPF&S For The Sole Benefit of Its Customers     B                    16.26%
Attn: Fund Administration 97DA5
4800 Deer Lake Drive E 2nd Flr
Jacksonville FLA 32246-6484

--------------------------------------------------------------------------------
Citigroup Global Markets Inc                     B                     6.25%
333 West 34th Street
New York, New York 10001

--------------------------------------------------------------------------------
MLPF&S For The Sole Benefit of Its Customers     C                    17.07%
Attn: Fund Administration 97DA5
4800 Deer Lake Drive E 2nd Flr
Jacksonville FLA 32246-6484

--------------------------------------------------------------------------------
Citigroup Global Markets Inc                     C                     7.80%
333 West 34th Street
New York, New York 10001

--------------------------------------------------------------------------------

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and as of March 31, 2003 has approximately $26 billion in assets under management in its capacity as investment adviser to the Fund and other funds in the John Hancock group of funds, as well as retail and institutional privately managed accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of approximately $130 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating with Standard & Poor's and A. M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies, expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays a monthly fee, which is accrued daily, of 0.70% of the average daily net assets of the Fund.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

For the fiscal year ended October 31, 2000, 2001 and 2002, the advisory fees paid by the Fund to the Adviser amounted to $2,806,863, $4,873,965 and $5,097,548, respectively.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other funds or clients for which one of the Advisers renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of their its duties or from its reckless disregard of their obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The Fund's Board of Trustees is responsible for overseeing the performance of the Fund's investment adviser and determining whether to approve and renew the Fund's Advisory Agreement. The Board has a standing request that the Adviser provide the Board with certain information the Board has deemed important to evaluating the short- and long-term performance of the Adviser. This information includes periodic performance analysis and status reports from the Adviser and quarterly Portfolio and Investment Performance Reports. The Fund's portfolio managers meet with the Board from time to time to discuss the management and performance of the Fund and respond to the Board's questions concerning the performance of the Adviser. When the Board considers whether to renew an investment advisory contract, the Board takes into account numerous factors, including: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund's assets managed by the adviser; (3) the fair market value of the services provided by the adviser; (4) a comparative analysis of expense ratios of, and advisory fees paid by, similar funds; (5) the extent to which the adviser has realized or will realize economies of scale as the Fund grows; (6) other sources of revenue to the Adviser or its affiliates from its relationship with the Fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant; and (7) the Adviser's control of the operating expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The primary factors underlying the Board's decision to renew the Fund's Advisory Agreement were as follows:

o The Board determined that the performance results of the Fund and the Adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable small-cap core funds derived from data provided by Lipper Inc. and appropriate market indexes.

o The Board decided that the advisory fee paid by the Fund was reasonable based on the average advisory fee for comparable funds.

o The Board evaluated the Adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund's portfolio on both a short-term and long-term basis. The Board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with the Adviser.

The continuation of the Advisory Agreement and the Distribution Agreement (discussed below) was approved by all Trustees. The Advisory Agreement and the Distribution Agreement, will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by vote of a majority to the outstanding voting securities of the Fund and will terminate automatically if assigned.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended October 31, 2000, 2001 and 2002, the Fund paid the Adviser $75,925, $140,464 and $153,875, respectively, for services under this agreement.

Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the adviser(s), principal underwriter and the Fund have adopted a code of ethics which restricts the trading activity of those personnel.

DISTRIBUTION CONTRACTS


The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") that have entered into selling agency agreements with John Hancock Funds. These Selling Brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus any applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A and Class C shares, at the time of sale. In the case of Class B, Class C and Class R shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.


Total underwriting commissions for sales of the Fund's Class A shares for the fiscal years ended October 31, 2000, 2001 and 2002 were $773,471, $1,889,360 and
$1,283,072, respectively. Of such amount $92,890, $167,053 and $155,281 was retained by John Hancock Funds. Total underwriting commissions for sales of the Fund's Class C shares for the period from May 1, 2000 to October 31, 2000 and for the fiscal years ended October 31, 2001 and 2002 were $253,429, $774,099 and $488,638, respectively. The remainder of the underwriting commissions were reallowed to Selling Brokers.


The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A, 1.00% for Class B and Class C shares and 0.50% for Class R shares of the Fund's average daily net assets attributable to the respective class of shares. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares, (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares, and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments or expenses it incurs under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. Unreimbursed expenses under the Class R Plan will be carried forward to subsequent fiscal years. The Fund does not treat unreimbursed expenses under the Class B, Class C and Class R Plans as a liability of the Fund because the Trustees may terminate Class B, Class C and/or Class R Plans at any time. For the fiscal period October 31, 2002 an aggregate of $3,473,097 distribution expenses or 1.22% of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or 12b-1 fees in prior periods. For the fiscal period October 31, 2002 an aggregate of $151,012 distribution expenses or 0.15% of the average net assets of the Class C shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or 12b-1 fees in prior periods.

The Fund has also adopted a separate Class R shares Service Plan ("the Service Plan"). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plan participants. These services may include (a) acting, directly or through an agent, as the shareholder and nominee for all plan participants; (b) maintaining account records for each plan participant that beneficially owns Class R shares; (c) processing orders to purchase, redeem and exchange Class R shares on behalf of plan participants, and handling the transmission of funds representing the purchase price or redemption proceeds;
(d) addressing plan participant questions regarding their accounts and the Fund; and (e) other services related to servicing such retirement plans.


The Class A, Class B and Class C Plans were approved by a majority of the voting securities of the Fund. The Class A, Class B and Class C Plans have also been approved by a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans. The Class R Plan and the Service Plan were approved by a majority of the Independent Trustees by votes cast in person at a meeting called for the purpose of voting on such plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.


The Plans provide that they continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class in each case upon 60 days' written notice to John Hancock Funds and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to the Plan. Each Plan provides that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B, Class C and Class R shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Class I shares of the Fund are not subject to any distribution plan. Expenses associated with the obligation of John Hancock Funds to use its best efforts to sell Class I shares will be paid by the Adviser or by John Hancock Funds and will not be paid from the fees paid under Class A, Class B, Class C or Class R Plans.


Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.

During the fiscal year October 31, 2002, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services.



                                                         Expense Items
                                                         -------------


                                  Printing                                                           Interest,
                                  and Mailing of          Compensation        Expenses               Carrying, or
                                  Prospectuses to New     to Selling          of John                other Finance
                 Advertising      Shareholders            Brokers             Hancock Funds          Charges
                 -----------      ------------            -------             -------------          -------------


Class A          $224,961         $8,845                  $ 287,089           $482,646               --
Class B            451,172        14,960                  1,072,895             931,854              $12,640
Class C            151,912          5,283                    532,852            338,108              --
Class R          --               --                      --                  --                     --

Class R shares commenced operations on, 2003, and did not exist during the fiscal year ended October 31, 2002.


SALES COMPENSATION

As part of their business strategies, the Fund, along with John Hancock Funds, pay compensation to financial services firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your broker or financial representative.


The two primary sources of broker compensation payments for Class A, Class B, Class C and Class R are (1) the 12 b-1 fees that are paid out of the fund's assets and (2) sales charges paid by investors. The sales charges and 12b-1 fees are detailed in the prospectus and under the "Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are paid to financial services firms are shown on the next page. For Class I shares, John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Broker who sells shares of the Fund. This payment may not exceed 0.15% of the amount invested.



                                       28



Whenever you make an investment in the Fund, the financial services firm receives a reallowance/payment, as described below. The firm also receives the first year's 12b-1 service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual
12b-1 service fee of 0.25% of its total eligible fund net assets. This fee is paid quarterly in arrears by the Fund.

In addition, from time to time, John Hancock Funds, at its expense, may provide significant additional compensation to financial services firms in connection with their promotion of the Fund or sale of shares of the Fund. Such compensation provided by John Hancock Funds may include, for example, financial assistance to financial services firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging, incurred by registered representatives and other employees for such marketing and sales development programs, as well as assistance for seminars for the public, advertising and sales campaigns regarding one or more Funds, and other financial services firms-sponsored events or activities. From time to time, John Hancock
Funds may provide expense reimbursements for special training of a financial services firm's registered representatives and other employees in group meetings. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees or other administrative fees and costs may be offered to the extent not prohibited by law or any self-regulatory agency, such as the NASD.



                                       29



                                                                                   Broker receives
                                   Sales charge           Broker receives          12b-1 service fee     Total broker
                                   paid by investors      maximum reallowance      (% of net             compensation (1)
Class A investments                (% of offering price)  (% of offering price)    investment) (3)       (% of offering price)
-------------------                ---------------------  ---------------------    ---------------       ---------------------


Up to $49,999                      5.00%                  4.01%                    0.25%                 4.25%
$50,000 - $99,999                  4.50%                  3.51%                    0.25%                 3.75%
$100,000 - $249,999                3.50%                  2.61%                    0.25%                 2.85%
$250,000 - $499,999                2.50%                  1.86%                    0.25%                 2.10%
$500,000 - $999,999                2.00%                  1.36%                    0.25%                 1.60%

Investments
of Class A share of
$1 million or more (4)
----------------------

First $1M - $4,999,999             --                     0.75%                    0.25%                 1.00%
Next $1 - $5M above that           --                     0.25%                    0.25%                 0.50% (2)
Next $1 or more above that         --                     0.00%                    0.25%                 0.25% (2)

                                                          Broker receives          Broker receives
                                                          maximum                  12b-1 service fee     Total broker
                                                          reallowance              (% of net             compensation (1)
Class B investments                                       (% of offering price)    investment) (3)       (% of offering price)
-------------------                                       ---------------------    ---------------       ---------------------

All amounts                        --                     3.75%                    0.25%                 4.00%

                                                          Broker receives          Broker receives
                                                          maximum                  12b-1 service fee     Total broker
                                                          reallowance              (% of net             compensation (1)
Class C investments                                       (% of offering price)    Investment) (3)       (% of offering price)
-------------------                                       --------------------     ---------------       ---------------------

Over $1,000,000 or amounts
purchased at NAV                   --                     .75%                     0.25%                 1.00%
All other amounts                  1.00%                  1.75%                    0.25%                 2.00%

                                                          Broker receives          Broker receives
                                                          maximum                  12b-1 service         Total broker
                                                          reallowance              fee (% of net         compensation (1)
Class I investments                                       (% of offering price)    investment) (5)       (% of offering price)
-------------------                                       --------------------     ---------------       ---------------------

All amounts                        --                     0.00%                    0.00%                 0.00% (5)


                                                          Broker receives          Broker receives
                                                          maximum                  12b-1 service         Total broker
                                                          reallowance              fee (% of net         compensation (1)
Class R investments                                       (% of offering price)    investment) (3)       (% of offering price)
-------------------                                       ---------------------    ---------------       ---------------------

All amounts                        --                     0.00%                    0.50%                 0.50%


(1) Broker percentages and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal total broker compensation percentages if combined using simple addition.

(2) For Group Investment Programs sales, the maximum total broker compensation for investments of $1 million or more is 1.00% of the offering price (one year CDSC of 1.00% applies for each sale).

(3) After first year broker receives 12b-1 fees quarterly in arrears.

(4) John Hancock Funds reduce aggregate investments by the amount of recent redemptions.

(5) John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Broker who sells Class I shares of the Fund. This payment may be up to 0.15% of the amount invested.

CDSC revenues collected by John Hancock Funds may be used to pay broker commissions when there is no initial sales charge.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.


Equity securities traded on a principal exchange are generally valued at last sale price on the day of valuation or in the case of securities traded on NASDAQ, the NASDAQ official closing price. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.


Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A AND CLASS C SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). The fund no longer issues share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A and Class C shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund owned by the investor, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

o A Trustee or officer of the Fund; a Director or officer of the Adviser and its affiliates, subadviser or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, grandchildren, grandparents, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock Funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.


o Certain retirement plans participating in Merrill Lynch servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.


o Retirement plans investing through the PruArray Program sponsored by Prudential Securities.

o Pension plans transferring assets from a John Hancock variable annuity contract to the Fund pursuant to an exemptive application approved by the Securities and Exchange Commission.

o Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these investors may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

         Amount Invested                                       CDSC Rate
         ---------------                                       ---------

         $1 to $4,999,999                                         1.00%
         Next $5 million to $9,999,999                            0.50%
         Amounts to $10 million and over                          0.25%

Class C shares may be offered without a front-end sales charge to:

o    Investments of redemption proceeds from a non-John Hancock mutual fund.

o Group Retirement plan products for which John Hancock Signature Services performs recordkeeping and administrative services. (These plans include 403(b), Simple IRA, SEP and SARSEP plans.)

o Group Retirement plan products sold through third party administrators under the John Hancock SELECT retirement plan program. (These plans include 401(k), Money Purchase and Profit Sharing plans.)


o An investor who buys through a Merrill Lynch, Raymond James Financial Services or Raymond James & Associates omnibus account. However, a CDSC may apply if the shares are sold within 12 months of purchase.

o Certain retirement plans participating in Merrill Lynch servicing programs offered in Class C shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information. Merrill Lynch retirement plans are waived from CDSC.


Class A and Class C shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount being invested but also the investor's purchase price or current value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. Retirement plan investors may include the value of Class B shares if Class B shares held are greater than $1 million. Retirement plans must notify Signature Services to utilize. A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced sales charges are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a period of thirteen
(13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual's non-qualified and qualified retirement plan investments cannot be combined to satisfy an LOI of 48 months. Such an investment (including accumulations and combinations but not including reinvested dividends) must aggregate $50,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his or her attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.


Because Class I shares and Class R shares are sold at net asset value without the imposition of any sales charge, none of the privileges described under these captions are available to Class I or Class R investors.


DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to retirement plans had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

    oProceeds of 50 shares redeemed at $12 per shares (50 x 12)         $600.00
    o*Minus Appreciation ($12 - $10) x 100 shares                       (200.00)
    oMinus proceeds of 10 shares not subject to
     CDSC (dividend reinvestment)                                       (120.00)
                                                                        -------
    oAmount subject to CDSC                                            $ 280.00

    *The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to CDSC, unless indicated otherwise, in these circumstances:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemptions of Class B and Class C shares made under a periodic withdrawal plan, or redemption for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)


* Certain retirement plans participating in Merrill Lynch servicing programs offered in Class A, Class B, Class C and Class R shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.


* Redemptions of Class A shares by retirement plans that invested through the PruArray Program sponsored by Prudential Securities.

* Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)

*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing/401(k) Plans), 457 and 408 (SEPs and SIMPLE IRAs of the Internal Revenue Code.

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for some examples.



----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Type of                 401 (a) Plan       403 (b)          457              IRA, IRA          Non-retirement
Distribution            (401 (k), MPP,                                       Rollover
                        PSP) 457 & 408
                        (SEPs & Simple
                        IRAs)
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Death or Disability     Waived             Waived           Waived           Waived            Waived
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Over 70 1/2             Waived             Waived           Waived           Waived for        12% of account
                                                                             required          value annually
                                                                             minimum           in periodic
                                                                             distributions*    payments
                                                                             or 12% of
                                                                             account value
                                                                             annually in
                                                                             periodic
                                                                             payments.
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Between 59 1/2 and      Waived             Waived           Waived           Waived for Life   12% of account
70 1/2                                                                       Expectancy or     value annually
                                                                             12% of account    in periodic
                                                                             value annually    payments
                                                                             in periodic
                                                                             payments.
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Under 59 1/2            Waived for         Waived for       Waived for       Waived for        12% of account
(Class B and Class C    annuity payments   annuity          annuity          annuity           value annually
only)                   (72t) or 12% of    payments (72t)   payments (72t)   payments (72t)    in periodic
                        account value      or 12% of        or 12% of        or 12% of         payments
                        annually in        account value    account value    account value
                        periodic           annually in      annually in      annually in
                        payments.          periodic         periodic         periodic
                                           payments. payments. payments.
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Loans                   Waived             Waived           N/A              N/A               N/A
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Termination of Plan     Not Waived         Not Waived       Not Waived       Not Waived        N/A
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Hardships               Waived             Waived           Waived           N/A               N/A
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Qualified Domestic      Waived             Waived           Waived           N/A               N/A
Relations Orders
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Termination of          Waived             Waived           Waived           N/A               N/A
Employment Before
Normal Retirement Age
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------
Return of Excess        Waived             Waived           Waived           Waived            N/A
----------------------- ------------------ ---------------- ---------------- ----------------- ----------------

*Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

ELIGIBLE INVESTORS FOR CLASS R SHARES

Class R shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Class R shares are not generally available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs SIMPLE IRAs and individual 403(b) plans.


SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act of 1940. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that same class.


Investors may exchange Class I shares for Class I shares of other John Hancock funds, shares of any John Hancock institutional fund, or Class A shares of John Hancock Money Market Fund. If an investor exchanges Class I shares for Class A shares of Money Market Fund, any future exchanges out of the Money Market Fund Class A must be to another Class I or institutional fund.

Investors may exchange Class R shares for Class R shares of other John Hancock funds or Class A shares of John Hancock Money Market Fund. If an investor exchanges Class R shares for Class A shares of Money Market Fund, any future exchanges out of the Money Market Fund Class A must be to another Class R fund.


Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transactions charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock 500 Index Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a retirement plan exchanges the plan's Class A account in its entirety within 12 months of the initial purchase from the Fund to a non-John Hancock investment, the one-year CDSC applies.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may changed or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS".

Retirement plans participating in Merrill Lynch's servicing programs:
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Class A, C and R shares are available at net asset value for Merrill Lynch retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.


For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Fund may be purchased or redeemed through certain broker-dealers or Service Agents ("Brokers"). Brokers may charge for their services or place limitations on the extent to which you may use the services of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, receives the order. If a broker is an agent or designee of the Fund, orders are processed at the NAV next calculated after the broker receives the order. The broker must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some brokers that maintain nominee accounts with the Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. The Adviser, the Fund and/or John Hancock Funds, LLC (the Fund's principal distributor), share in the expense of these fees.

DESCRIPTION OF THE FUND'S SHARES


The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Trust without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and two other series. Additional series may be added in the future. The Trustees have also authorized the issuance of five classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R.


The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class of shares will be borne exclusively by that class, (ii) Class B and Class C shares will pay higher distribution and service fees than Class A and Class R shares and Class R shares will pay higher distribution and service fees than Class A shares(iii) each class of shares will bear any other class expenses properly allocable to such class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.


In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act of 1940 or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's Prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card, or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

The Fund, is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions and the diversification of its assets, the Fund will not be subject to Federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distribution from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain" they will be taxable as capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses). Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's Federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a Federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

If the Fund invests in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options and futures contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly-related to the Fund's investment in stock or securities, possibly including certain currency positions or derivatives not used for hedging purposes, may under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income (computed without regard to such a loss but after considering the post-October loss regulations) the resulting overall ordinary loss for such a year would not be deductible by the Fund or its shareholders in future years.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits or deductions with respect to foreign income taxes or certain other foreign taxes ("qualified foreign taxes") paid by the Fund, subject to certain provisions and limitations contained in the Code, if the Fund so elects. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Fund even thought not actually received by them, and (ii) treat such respective pro rata portions as foreign taxes paid by them. The Fund anticipates that it normally will not satisfy this 50% requirement and that, consequently, investors will not be entitled to any foreign tax credits or deductions with respect to their investments in the Fund. If the Fund cannot or does not make this election it will deduct such taxes in computing its taxable income.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Advisers' current investment strategy and whether the Advisers believe it to be in the best interest of the Fund to dispose of portfolio securities or engage in certain other transactions or derivatives that will generate capital gains. At the time of an investor's purchase of shares of the Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. This gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's tax holding period for the shares and subject to the special rules described below. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed for tax purposes to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carry forward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his tax return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed to shareholders. The Fund has a $268,998,018 capital loss carryforward available to the extent provided by regulations to offset net capital gains. The Fund's carryforwards expire as follows: $3,417,853 on October 31, 2009, and $265,580,165 on October 31, 2010. Availability of a certain amount of capital loss carryforwards which were acquired on June 28, 2002 may be limited in a given year.

For purposes of the dividends-received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise-deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its Fund shares may also be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures, forward or other transactions may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any Federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of Federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. Federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Certain options, futures, and forward foreign currency contracts undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain foreign currency forwards, options and futures, as ordinary income or loss) and timing of some gains and losses realized by the Fund. Additionally, the Fund may be required to recognized gain, but not loss, if an option, short sales or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. Certain of these transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. Some of the applicable tax rules may be modified if the Fund is eligible and chooses to make one or more of certain tax elections that may be available. The Fund will take into account the special tax rules applicable to options, futures or forward contracts (including consideration of any available elections) in order to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax laws as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under the laws. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of and receipt of distributions from the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, Form W-8BEN or other authorized withholding certificate is on file and to backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

As of October 31, 2002, the average annual total return before taxes of the Class A shares of the Fund for the 1 and 5 year periods and since the commencement of operations on January 3, 1994 were -33.90%, 0.48% and 7.84%, respectively.

As of October 31, 2002, the average annual total return before taxes of the Class B shares of the Fund for the 1 and 5 year periods and since the commencement of operations on January 3, 1994 were -34.32%, 0.50% and 7.71%, respectively.

As of October 31, 2002, the average annual total return before taxes of the Class C shares of the Fund for the 1 year period and since the commencement of operations on May 1, 1998 were -32.26% and -0.53%, respectively.

As of October 31, 2002, the average annual total return before taxes of the Class I shares of the Fund for the l year period and since the commencement of operations on August 15, 2001 were -29.91% and -37.18%, respectively.


Because Class R shares are new, there is no performance to report. Class A performance is currently disclosed in the Fund's prospectus for Class R shares.


The average annual total return before taxes is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ERV


Where:
         P=       a hypothetical initial payment of $1,000.
         T=       average annual total return
         n=       number of years
       ERV=       ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-year, 5-year or 10-year periods (or fractional portion).

The Fund discloses average annual total returns after taxes for Class A shares for the one, five and 10 year periods ended December 31, 2002 in the prospectus. After tax returns are computed using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ATVD

Where:
         P=       a hypothetical initial payment of $1,000.
         T=       average annual total return (after taxes on distributions)
         n=       number of years
      ATVD=       ending value of a hypothetical $1,000 payment made at the
                  beginning of the 1-year, 5-year, or 10-year periods (or fractional portion) after taxes on fund distributions but not after taxes on redemption.

The average annual total return (after taxes on distributions and redemption) is computed by finding the average annual compounded rate of return over the 1-year, 5-year, and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ATVDR

Where:
         P=       a hypothetical initial payment of $1,000.
         T=       average annual total return (after taxes on distributions and redemption)
         n=       number of years
     ATVDR=       ending value of a hypothetical $1,000 payment made at the
                  beginning of the 1-year, 5-year or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.

The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge, if applicable) on the last day of the period, according to the following standard formula:

                                      6
         Yield = 2 ( [ ( a - b ) + 1 ] - 1 )
                        -------
                          cd

Where:

a =      dividends and interest earned during the period.
b =      net expenses accrued during the period.
c = the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
d = the maximum offering price per share on the last day of the period (NAV where applicable).

From time to time, in reports and promotional literature, the Fund's total return /or yield will be compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper -Mutual Performance Analysis," a monthly publication which tracks net assets, total return and yield on equity mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in, and excerpts from, national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risks of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser's investment and/or trading personnel. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of such personnel, will offer the best price and market for the execution of each such transaction. The Fund's trading practices and investments are reviewed monthly by the Adviser's Senior Investment Policy Committee which consists of officers of the Adviser and quarterly by the Adviser's Investment Committee which consists of officers and directors of the Adviser and Trustees of the Trust who are interested persons of the Fund.

Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Investments in debt securities are generally traded on a "net" basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Investments in equity securities are generally traded on exchanges or on over-the-counter markets at fixed commission rates or on a net basis. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. The policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and, to a lesser extent, statistical assistance furnished to the Adviser of the Fund.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. For the fiscal year ended October 31, 2002, the Fund paid $213,813 as compensation to brokers for research services such as industry, economic and company reviews and evaluations of securities.

Research services received from broker-dealers supplement the Adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices and ratings of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with the Adviser's personnel with respect to computerized systems and data furnished as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser since the broker-dealers used by the Adviser tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the research provides the Adviser with a diverse perspective on financial markets. Research services provided to the Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments.

The Adviser believes that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The advisory fee paid by the Fund is not reduced because the Adviser receives such services. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. However, to the extent that the Adviser would have purchased research services had they not been provided by broker-dealers, the expenses to the Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis.

While the Adviser will be primarily responsible for its allocation of the Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees. For the period ended October 31, 2000 and the fiscal years ended October 31, 2001 and 2002, the Fund paid negotiated brokerage commissions of $1,267,459, $1,576,335 and $4,209,297, respectively.

The Adviser may determine target levels of commission business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Fund and other mutual funds advised by the Adviser in particular, including sales of the Fund. In connection with (3) above, the

Fund's trades may be executed directly by dealers that sell shares of the John Hancock funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution and the Conduct Rules of the National Association of Securities Dealers, Inc. The Adviser will not use a specific formula in connection with any of these considerations to determine the target levels.

Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through brokers affiliated with the Adviser ("Affiliated Brokers"). Affiliated Brokers may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Fund, the Adviser, or the Affiliated Broker. Because the Adviser that is affiliated with the Affiliated Broker has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or an "Affiliated Broker"). For the fiscal years ended October 31, 2000, 2001 and 2002, the Fund did not execute portfolio transactions with Signator.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each participating account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES


John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services monthly a fee which is based on an annual rate of $16.00 for each Class A shareholder account and $18.50 for each Class B shareholder account, $17.50 for each Class C shareholder account and $20.00 for each Class R shareholder account. The Fund also pays Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class A, Class B, Class C and Class R shares. For Class A, B, and C shares, the Fund also pays certain out-of pocket expenses. Expenses for Class A, B, C and R shares are aggregated and allocated to each class on the basis of their relative net asset values. With respect to Class I shares, the Fund pays Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class I shares.


CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, portfolio, Foreign Custody Manager and fund accounting services.

INDEPENDENT AUDITORS

The independent auditors of the Fund are __________________________, 160 Federal Street, Boston, Massachusetts 02110. _______________________________ audits and renders opinions on the Fund's annual financial statements and reviews the Fund's annual Federal income tax returns.

Until October 31, 2002, the independent auditors of the Fund were ______________, 200 Clarendon Street, Boston, Massachusetts 02116. The financial statements of the Fund, incorporated by reference in the Prospectus and this Statement of Additional Information, have been audited by _______________ for the periods indicated in their report with respect to those financial statements and are included in reliance upon the authority of ________________ as experts in accounting and auditing.

APPENDIX A - MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., short sales, financial futures and options; securities and index options, currency contracts).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., borrowing; reverse repurchase agreements, repurchase agreements, securities lending, non-investment-grade securities, financial futures and options; securities and index options).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. (e.g., foreign equities, financial futures and options; securities and index options, currency contracts).

Information risk The risk that key information about a security or market is inaccurate or unavailable. (e.g., non-investment-grade securities, foreign equities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g., non-investment-grade securities, financial futures and options; securities and index options).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g., borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g., non-investment-grand securities, short sales, restricted and illiquid securities, financial futures and options securities and index options; currency contracts).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g., short sales, short-term trading, when-issued securities and forward commitments, non-investment-grade securities, foreign equities, financial futures and options; securities and index options restricted and illiquid securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events. (e.g., foreign equities).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g., short sales, when-issued securities and forward commitments; financial futures and options; securities and index options, currency contracts).

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.(e.g., foreign equities).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade securities, restricted and illiquid securities).

APPENDIX B

Description of Bond Ratings

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represented obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB, and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

FINANCIAL STATEMENTS

The financial statements listed below are included in the Fund's 2002annual report to shareholder's for the year ended October 31, 2002 (filed electronically on December 27, 2002 accession number 0000928816-02-000998) and are included in and incorporated by reference into Part B of the Registration Statement for (file no. 811-3999 and 2-90305) and are included in and incorporated by reference into Part B of the Registration Statement.

John Hancock Investment Trust II
 John Hancock Small Cap Equity Fund (formerly John Hancock Small Cap Value Fund)

Statement of Assets and Liabilities as of October 31, 2002.
  Statement of Operations for the period ended October 31, 2002.
  Statement of Changes in Net Assets for each of the periods indicated therein. Financial Highlights for the period ended October 31, 2002.
  Schedule of Investments as of October 31, 2002.
  Notes to Financial Statements.
  Report of Independent Auditors.

The financial statements listed below are included in the Fund's respective 2003 unaudited Semi-Annual Report to Shareholders for the period ended April 30, 2003 (will be filed electronically on or about June 27, 2003, accession number ) are included in and incorporated by reference into Part B of this registration statement of John Hancock Investment Trust II (file nos. 811-3999 and 2-90305) and are included in and incorporated by reference into Part B of the Registration Statement.

     Statement of Assets and Liabilities as of April 30, 2003. Unaudited Statement of Operations for the period ended April 30, 2003. Unaudited Statement of Change in Net Assets for each of the periods indicated therein. Unaudited
     Notes to Financial Highlights. Unaudited

                        JOHN HANCOCK INVESTMENT TRUST II

                                     PART C.


OTHER INFORMATION

Item 23. Exhibits:

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24. Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with Registrant.

Item 25. Indemnification.

Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article IV of the Registrant's Declaration of Trust included as Exhibit 1 herein.

Under Section 12 of the Distribution Agreement, John Hancock Funds, LLC ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

Section 9(a) of the By-Laws of John Hancock Life Insurance Company ("the Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

Article V of the Limited Liability Company Agreement of John Hancock Advisers, LLC ("the Adviser") provide as follows:

"Section 5.06.  Indemnification and Exculpation."
                -------------------------------

         (a) No Indemnitee, and no shareholder, director, officer, member, manager, partner, agent, representative, employee or Affiliate of an Indemnitee, shall have any liability to the Company or to any Member for any loss suffered by the Company (or the Corporation) which arises out of any action or inaction by such Indemnitee with respect to the Company (or the Corporation) if such Indemnitee so acted or omitted to act (i) in the good faith (A) belief that such course of conduct was in, or was not opposed to, the best interests of the Company (or the Corporation), or (B) reliance on the provisions of this Agreement, and (ii) such course of conduct did not constitute gross negligence or willful misconduct of such Indemnitee.

         (b) The Company shall, to the fullest extent permitted by applicable law, indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was, or has agreed to become, a Director or Officer, or is or was serving, or has agreed to serve, at the request of the Company (or previously at the request of the Corporation), as a director, officer, manager or trustee of, or in a similar capacity with, another corporation, partnership, limited liability company, joint venture, trust or other enterprise (including any employee benefit plan) (all such persons being referred to hereafter as an "Indemnitee"), or by reason of any action alleged to have been taken or omitted in such capacity, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by or on behalf of an Indemnitee in connection with such action, suit or proceeding and any appeal therefrom.

         (c) As a condition precedent to his right to be indemnified, the Indemnitee must notify the Company in writing as soon as practicable of any action, suit, proceeding or investigation involving him for which indemnity hereunder will or could be sought. With respect to any action, suit, proceeding or investigation of which the Company is so notified, the Company will be entitled to participate therein at its own expense and/or to assume the defense thereof at its own expense, with legal counsel reasonably acceptable to the Indemnitee.

         (d) In the event that the Company does not assume the defense of any action, suit, proceeding or investigation of which the Company receives notice under this Section 5.06, the Company shall pay in advance of the final disposition of such matter any expenses (including attorneys' fees) incurred by an Indemnitee in defending a civil or criminal action, suit, proceeding or investigation or any appeal therefrom; provided, however, that the payment of such expenses incurred by an Indemnitee in advance of the final disposition of such matter shall be made only upon receipt of an undertaking by or on behalf of the Indemnitee to repay all amounts so advanced in the event that it shall ultimately be determined that the Indemnitee is not entitled to be indemnified by the Company as authorized in this Section 5.06, which undertaking shall be accepted without reference to the financial ability of the Indemnitee to make such repayment; and further provided that no such advancement of expenses shall be made if it is determined that (i) the Indemnitee did not act in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Company, or (ii) with respect to any criminal action or proceeding, the Indemnitee had reasonable cause to believe his conduct was unlawful.

         (e) The Company shall not indemnify an Indemnitee seeking indemnification in connection with a proceeding (or part thereof) initiated by such Indemnitee unless the initiation thereof was approved by the Board of Directors. In addition, the Company shall not indemnify an Indemnitee to the extent such Indemnitee is reimbursed from the proceeds of insurance, and in the event the Company makes any indemnification payments to an Indemnitee and such Indemnitee is subsequently reimbursed from the proceeds of insurance, such Indemnitee shall promptly refund such indemnification payments to the Company to the extent of such insurance reimbursement.

         (f) All determinations hereunder as to the entitlement of an Indemnitee to indemnification or advancement of expenses shall be made in each instance by
(a) a majority vote of the Directors consisting of persons who are not at that time parties to the action, suit or proceeding in question ("Disinterested Directors"), whether or not a quorum, (b) a majority vote of a quorum of the outstanding Common Shares, which quorum shall consist of Members who are not at that time parties to the action, suit or proceeding in question, (c) independent legal counsel (who may, to the extent permitted by law, be regular legal counsel to the Company), or (d) a court of competent jurisdiction.

         (g) The indemnification rights provided in this Section 5.06 (i) shall not be deemed exclusive of any other rights to which an Indemnitee may be entitled under any law, agreement or vote of Members or Disinterested Directors or otherwise, and (ii) shall inure to the benefit of the heirs, executors and administrators of the Indemnitees. The Company may, to the extent authorized from time to time by its Board of Directors, grant indemnification rights to other employees or agents of the Company or other persons serving the Company and such rights may be equivalent to, or greater or less than, those set forth in this Section 5.06. Any indemnification to be provided hereunder may be provided although the person to be indemnified is no longer a Director or Officer.

Item 26. Business and Other Connections of Investment Advisers.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Form ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 27. Principal Underwriters.

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II, John Hancock Equity Trust and John Hancock Investment Trust III.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


       Name and Principal          Positions and Offices                Positions and Offices
        Business Address              with Underwriter                     with Registrant
        ----------------              ----------------                     ---------------

Maureen R. Ford                  Director, Chairman, President          Trustee, Chairman, President
101 Huntington Avenue            and Chief Executive Officer             and Chief Executive Officer
Boston, Massachusetts

Robert H. Watts                    Director, Executive Vice                     None
John Hancock Place                 President and Chief
P.O. Box 111                       Compliance Officer
Boston, Massachusetts

Susan S. Newton                   Senior Vice President                    Senior Vice President
101 Huntington Avenue                and Secretary                            and Secretary
Boston, Massachusetts

Thomas E. Moloney                     Director                                  None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                   Director                                  None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Mark C. Lapman                        Director                                  None
53 State Street
Boston, Massachusetts

John M. DeCiccio                      Director                                  Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Alessandro                 Director                                  None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Keith F. Hartstein                 Executive Vice President                     None
101 Huntington Avenue
Boston, Massachusetts

Richard A. Brown                   Senior Vice President,                      Senior Vice President,
101 Huntington Avenue              Chief Financial Officer                     Chief Financial Officer
Boston, Massachusetts              and Treasurer                               and Treasurer



                                      C-3



       Name and Principal          Positions and Offices                  Positions and Offices
       ------------------          ---------------------                  ---------------------
        Business Address              with Underwriter                     with Registrant
        ----------------              ----------------                     ---------------

Karen F. Walsh                     Vice President                               None
101 Huntington Avenue
Boston, Massachusetts

Gary Cronin                        Senior Vice President                        None
101 Huntington Avenue
Boston, Massachusetts

John T. Litzow                     Senior Vice President                        None
101 Huntington Avenue
Boston, Massachusetts

Jeffrey H. Long                    Vice President, Controller                   None
101 Huntington Avenue              and Assistant Treasurer
Boston, Massachusetts

Kristine McManus                   Vice President                               None
101 Huntington Avenue
Boston, Massachusetts

Thomas H. Connors                  Vice President                             Vice President
101 Huntington Avenue                                                         and Compliance
Boston, Massachusetts                                                            Officer

William H. King                    Vice President                             Vice President
101 Huntington Avenue              and Assistant Treasurer                    and Treasurer
Boston, Massachusetts


         (c)      None.


Item 28. Location of Accounts and Records.

         The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment
         Company Act of 1940 at its principal executive offices at 101
         Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 29.  Management Services.

                Not applicable.

Item 30.  Undertakings.

                Not applicable


                                      C-4


                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 24th day of June, 2003.

                            JOHN HANCOCK INVESTMENT TRUST II


                            By:            *
                                 ----------------------
                                 Maureen R. Ford
                                 Chairman, President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                Signature                             Title                         Date
                ---------                             -----                         ----


        *
------------------------                    Trustee, Chairman, President
Maureen R. Ford                             and Chief Executive Officer

        *                                   Senior Vice President and
------------------------                    Chief Financial Officer
Richard A. Brown

/s/William H. King                          Vice President, Treasurer             June 24, 2003
------------------------                    (Chief Accounting Officer)
William H. King

________*_______________                    Trustee
Dennis S. Aronowitz

________*_______________                    Trustee
Richard P. Chapman, Jr.

________*_______________                    Trustee
William J. Cosgrove

________*_______________                    Trustee
John M. DeCiccio



                                      C-5



________*_______________           Trustee
Richard A. Farrell

_________*______________           Trustee
William F. Glavin

________*________________          Trustee
John A. Moore

_________*_______________          Trustee
Patti McGill Peterson

_________*_______________          Trustee
John W. Pratt



By:      /s/Susan S. Newton                                  June 24, 2003
         ------------------
         Susan S. Newton,
         Attorney-in-Fact.
         Power of Attorney dated
         June 23, 2001 and
         September 12, 2001.



                                       C-6




John Hancock Capital Series                 John Hancock Strategic Series
John Hancock Declaration Trust              John Hancock Tax-Exempt Series Fund
John Hancock Income Securities Trust        John Hancock World Fund
John Hancock Investors Trust                John Hancock Investment Trust II
John Hancock Equity Trust                   John Hancock Investment Trust III
John Hancock Sovereign Bond Fund


                                POWER OF ATTORNEY
                                -----------------

         The undersigned Trustee/Officer of each of the above listed Trusts, each a Massachusetts business trust or Maryland corporation, does hereby severally constitute and appoint Susan S. Newton, WILLIAM h. KING, and AVERY P.
MAHER, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form
N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 12th day of September, 2001.



/s/Maureen R. Ford                                 /s/Gail D. Fosler
----------------------------                       -----------------
Maureen R. Ford, as Chairman                       Gail D. Fosler
and Chief Exective Officer

/s/John M. DeCiccio                                /s/William F. Glavin
----------------------------                       --------------------
John M. DeCiccio, as Trustee                       William F. Glavin

/s/Dennis S. Aronowitz                            /s/John A. Moore
----------------------                            ----------------
Dennis S. Aronowitz                               John A. Moore

/s/Richard P. Chapman, Jr.                        /s/Patti McGill Peterson
--------------------------                        ------------------------
Richard P. Chapman, Jr.                           Patti McGill Peterson

/s/William J. Cosgrove                            /s/John W. Pratt
----------------------                            ----------------
William J. Cosgrove                               John W. Pratt

/s/Richard A. Farrell
---------------------
Richard A. Farrell



Panel A
-------
John Hancock Capital Series                                      John Hancock Strategic Series
John Hancock Declaration Trust                                   John Hancock Tax-Exempt Series Fund
John Hancock Income Securities Trust                             John Hancock World Fund
John Hancock Investors Trust                                     John Hancock Investment Trust II
John Hancock Equity Trust                                        John Hancock Investment Trust III
John Hancock Sovereign Bond Fund


Panel B
-------
John Hancock Bank and Thrift Opportunity Fund                    John Hancock Patriot Global Dividend Fund
John Hancock Bond Trust                                          John Hancock Patriot Preferred Dividend Fund
John Hancock California Tax-Free Income Fund                     John Hancock Patriot Premium Dividend Fund I
John Hancock Current Interest                                    John Hancock Patriot Premium Dividend Fund II
John Hancock Institutional Series Trust                          John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust                                    John Hancock Series Trust
John Hancock Cash Reserve, Inc.                                  John Hancock Tax-Free Bond Trust




                                POWER OF ATTORNEY
                                -----------------

         The undersigned Officer of each of the above listed Trusts, each a Massachusetts business trust, or Maryland Corporation, does hereby severally constitute and appoint SUSAN S. NEWTON, WILLIAM H. KING, AND AVERY P. MAHER, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the
Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 23rd day of June, 2001.



                                              /s/Richard A. Brown
                                              -------------------
                                              Richard A. Brown
                                              Chief Financial Officer


                        John Hancock Investment Trust II

                               (File no. 2-90305)

                                INDEX TO EXHIBITS

99.(a) Articles of Incorporation. Amended and Restated Declaration of Trust dated March 1, 2002.######

99.(a).1 Amendment of SEction 5.11 and Establishment and Designation of Class R
         Shares of beneficial interest of John Hancock Small Cap Equity Fund dated June 23, 2003.+

99.(b)   By-Laws.  Amended and Restated By-Laws dated December 3, 1996.*****

99.(b).1 Amendment to By-Laws.######

99.(c) Instruments Defining Rights of Securities Holders. See exhibits 99.(a) and 99.(b).

99.(d)   Investment  Advisory  Contracts.  Investment Advisory Agreement between
         John Hancock Financial Industries Fund, John Hancock Regional Bank Fund and John Hancock Advisers, Inc. dated July 1, 1996**

99.(d).1 Investment Management Contract between John Hancock Special Value Fund and John Hancock Advisers, Inc. dated October 31, 1998.####

99.(e)   Underwriting  Contracts.  Distribution  Agreement  between John Hancock
         Funds, Inc. and the Registrant dated November 13, 1996.***

99.(e).1 Form  of  Soliciting  Dealer  Agreement  between  John  Hancock  Broker
         Distribution Services, Inc. and Selected Dealers.******

99.(e).2 Form of Financial  Institution Sales and Service Agreement between John
         Hancock Funds, Inc. and the John Hancock funds.*

99.(e).3 Amendment to Distribution Agreement between Registrant on behalf of John Hancock Special Value Fund and John Hancock Advisers, Inc. dated
         October 31, 1998.####

99.(f)   Bonus or Profit Sharing Contracts.  Not Applicable.

99.(g)   Custody Agreement between John Hancock Mutual Funds and The Bank of
         New York dated September 12, 2001.####

99.(h) Other Material Contracts. Amended and Restated Master Transfer Agency and Service Agreement between John Hancock funds and John Hancock
         Signature Services, Inc. dated June 1, 1998.******

99.(h).1 Accounting and Legal Services Agreement.********

99.(h).2 Service Agreement between Charles Schwab & Co., Inc. and John Hancock
         Financial Industries and Small Cap Value Funds.##

99.(i)   Legal Opinion.+

99.(j).1 Other Opinions. Morningstar Mutual Funds Values.*

99.(k)   Omitted Financial Statements. Not Applicable.

99.(l)   Initial Capital Agreements.  Not Applicable.

99.(m)   Rule 12b-1 Plans.  Distribution Plan between John Hancock Regional Bank
         Fund, Classes A and B and John Hancock Funds, Inc. dated June 3,
         1997.****

99.(m).1 Distribution  Plan  between  John Hancock  Financial  Industries  Fund,
         Classes A and B and John Hancock Funds, Inc. dated June 3, 1997.****

99.(m).2 Class C Distribution Plans between John Hancock Financial Industries
         Fund and John Hancock Regional Bank Fund and John Hancock Funds, Inc., dated March 1, 1999.********


                                       C-7



99.(m).3 Distribution Plans between John Hancock Special Value Fund, Class A,
         Class B and Class C and John Hancock Funds, Inc., dated
         October 31, 1998.###

99.(m).4 Form of Distribution Plans between John Hancock Small Cap Equity Fund and John Hancock Funds, LLC dated, August 1, 2003.+

99.(m).5 Form of Service Plan between John Hancock Small Cap Equity Fund and
         John Hancock Funds, LLC, dated August 1, 2003.+

99.(n)   Not Applicable.

99.(o)   John Hancock Funds Class A, Class B and Class C amended and restated
         Multiple Class Plan pursuant to Rule 18f-3 for each of the funds in the Trust.*****

99.(o).1 Rule 18f-3  Plan. John Hancock Funds Class A, Class B, Class C and
         Class I amended and restated Multiple Class Plan  pursuant to Rule
         18f-3 for each of the funds in the Trust.#####

99.(o).2 John Hancock Funds Class A, Class B, Class C, Class I, and Class R,
         Multiple Class Plan pursuant to Rule 18f-3 for John Hancock Small Cap
         Equity Fund.+

99.(p)   Code of Ethics: John Hancock Advisers and each of the John Hancock
         Funds dated October 1, 2002.######

* Previously filed electronically with Registration Statement and/or post-effective amendment no. 32 file nos. 811-3999 and 2-90305 on February 27, 1995, accession number 0000950135-95-000311.

** Previously filed electronically with Registration Statement and/or post-effective amendment no. 36 file nos. 811-3999 and 2-90305 on September 3, 1997, accession number 0001010521-96-000152.

*** Previously filed electronically with Registration Statement and/or post-effective amendment no. 37 file nos. 811-3999 and 2-90305 on February 26, 1997, accession number 0001010521-97-000224.

**** Previously filed electronically with Registration Statement and/or post-effective amendment no. 38 file nos. 811-3999 and 2-90305 on February 26, 1998, accession number 0001010521-98-000198.

***** Previousley filed with Registration Statement and/or post-effective amendment no. 39 file no. 811-3999 and 2-90305 on August 14, 1998, accessin number 0001010521-98-000302.

****** Previously filed with Registration Statement and/or post-effective amendment no. 41, file nos. 811-3999 and 2-90305 on December 21, 1998, accession number 0001010521-98-000396.

******* Previously filed with Registration Statement and/or post-effective amendment no. 42, file nos. 811-3999 and 2-90305 on February 24, 1999, accession number 0001010521-99-000138.

******** Previously filed with Registration Statement and/or post-effective amendment no. 43, file nos. 811-3999 and 2-90305 on December 22, 1999, accession number 0001010521-99-000386.

# Previously filed with Registration Statement and/or post-effective amendment no. 44, file nos. 811-3999 and 2-90305 on February 25, 2000, accession number 0001010521-00-000198.

## Previously filed with Registration Statement and/or post-effective amendment no. 45, file nos. 811-3999 and 2-90305 on December 13, 2000, accession number 0001010521-00-000484.

### Previously filed with Registration Statement and/or post-effective amendment no. 46, file nos. 811-3999 and 2-90305 on February 27, 2001, accession number 0001010521-01-000178.

#### Previously filed with Registration Statement and/or post-effective amendment no. 50, file nos. 811-3999 and 2-90305 on December 27, 2001, accession number 0001010521-01-500300.

##### Previously filed with Registration Statement and/or post-effective amendment no. 51, file nos. 811-3999 and 2-90305 on February 27, 2002, accession number 0001010521-02-000113.

###### Previously filed with Registration Statement and/or post-effective amendment no. 52, file nos. 811-3999 and 2-90305 on February 28, 2003, accession number 0001010521-03-000100.

+       Filed herewith.


                                       C-8